Schedule of Investments PIMCO Emerging Markets Bond Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$		$
		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.0% ¤
ANGOLA 1.4%
CORPORATE BONDS & NOTES 0.4%
Sonangol Finance Ltd.
10.000% due 01/29/2031			$12,600		$12,703

SOVEREIGN ISSUES 1.0%
Angola Government International Bonds
8.000% due 11/26/2029			1,116		1,136
8.750% due 04/14/2032			4,900		4,950
9.244% due 01/15/2031			500		518
9.375% due 03/31/2033			5,600		5,737
9.375% due 05/08/2048			700		675
9.875% due 10/15/2035 (m)			5,900		6,157
9.875% due 03/31/2037			13,200		13,636

					32,809

Total Angola (Cost $43,320)					45,512

ARGENTINA 3.4%
SOVEREIGN ISSUES 3.4%
Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ			$18,436		16,353
3.000% due 07/09/2041 þ	EUR		1,000		838
3.500% due 07/09/2041 þ			$58,801		44,101
3.875% due 07/09/2035 þ	EUR		1,000		884
4.125% due 07/09/2035 þ			$33,112		26,571
4.125% due 07/09/2046 þ			1,243		953
5.000% due 01/09/2038 þ			10,900		9,123
Provincia de Buenos Aires/Government Bonds
5.125% due 09/01/2037 þ	EUR		4,803		4,081
6.625% due 09/01/2037 þ			$9,072		7,523
Provincia de la Rioja
8.500% due 02/24/2028			3,452		2,142
8.500% due 02/24/2028 ^(b)			1,593		988

Total Argentina (Cost $83,728)					113,557

ARMENIA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Armenia International Bonds
3.600% due 02/02/2031			$6,900		6,366

Total Armenia (Cost $6,602)					6,366

AUSTRALIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Australian Metcoal Financing Pty. Ltd.
6.250% due 10/22/2031			$3,000		3,054
6.750% due 04/22/2034			3,000		3,096

Total Australia (Cost $5,985)					6,150

AZERBAIJAN 0.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
State Oil Co. of Azerbaijan Republic
6.232% (TSFR3M + 3.732%) due 07/22/2030 «~			$1,900		1,894
State Oil Co. of the Azerbaijan Republic
TBD% due 03/24/2031 «			8,300		8,209

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Total Azerbaijan (Cost $10,109)					10,103

BAHRAIN 1.2%
SOVEREIGN ISSUES 1.2%
Bahrain Government International Bonds
4.250% due 01/25/2028			$1,900		1,838
5.250% due 01/25/2033			4,000		3,653
5.450% due 09/16/2032 (m)			400		373
5.625% due 09/30/2031			1,700		1,613
6.625% due 10/06/2037			5,400		5,092
7.100% due 02/03/2038			6,100		5,936
7.125% due 06/10/2036			11,500		11,385
CBB International Sukuk Programme Co. WLL
5.874% due 02/06/2034			4,600		4,464
6.124% due 09/03/2034			6,100		5,996

Total Bahrain (Cost $41,542)					40,350

BENIN 0.2%
SOVEREIGN ISSUES 0.2%
Benin Government International Bonds
6.875% due 01/19/2052	EUR		500		535
7.960% due 02/13/2038			$1,100		1,171
Benin Sukuk SA
6.200% due 01/29/2033			3,500		3,400

Total Benin (Cost $5,141)					5,106

BERMUDA 0.2%
CORPORATE BONDS & NOTES 0.2%
Bayou Re Ltd.
10.020% (BNMMDTSC + 6.500%) due 05/09/2033 ~			$250		249
Buttonwood RE Ltd.
8.550% (BRMMUSDF + 5.000%) due 05/29/2029 ~			250		250
11.550% (BRMMUSDF + 8.000%) due 05/29/2029 ~			250		250
Cape Lookout Re Ltd.
8.770% (FHMMUSTF + 5.250%) due 03/21/2033 ~			300		297
9.520% (FHMMUSTF + 6.000%) due 03/21/2033 ~			300		300
Citrus Re Ltd.
9.060% (T-BILL 3MO + 5.250%) due 06/07/2033 ~			250		254
Commonwealth RE Ltd.
7.407% (JMMMUSTF + 3.857%) due 07/08/2030 ~			250		250
Gateway Re Ltd.
5.550% (BRMMUSDF + 2.000%) due 07/06/2029 ~			500		499
Long Point Re IV Ltd.
7.289% (T-BILL 1MO + 3.500%) due 06/01/2034 ~			500		500
Lower Ferry Re Ltd.
6.260% (MSMMUSTF + 2.750%) due 07/08/2033 ~			250		250
7.510% (MSMMUSTF + 4.000%) due 07/08/2033 ~			250		250
Luca RE Ltd.
9.036% (T-BILL 3MO + 5.250%) due 07/09/2032 ~			250		250
Mayflower Re Ltd.
10.033% (FHMMUSTF + 6.513%) due 07/08/2030 ~			250		250
Nature Coast Re Ltd.
11.789% (T-BILL 3MO + 8.000%) due 02/26/2030 ~			300		302
Torrey Pines Re Ltd.
6.789% (T-BILL 1MO + 3.000%) due 06/07/2034 ~			250		252
7.536% (T-BILL 1MO + 3.750%) due 06/07/2034 ~			250		251
Windrose Re Ltd.
8.782% (HSMMUSTF + 5.250%) due 02/11/2033 ~			250		250
Winston RE Ltd.
8.800% (BRMMUSDF + 5.250%) due 05/04/2033 ~			250		251

Total Bermuda (Cost $5,155)					5,155

BOLIVIA 0.2%
SOVEREIGN ISSUES 0.2%
Bolivia Government International Bonds
4.500% due 03/20/2028 (m)			$2,667		2,569
9.450% due 05/14/2031			4,100		4,206

Total Bolivia (Cost $6,596)					6,775

BOSNIA-HERZE. 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Srpska International Government Bonds
6.250% due 04/02/ 2031	EUR		3,300		3,826
6.375% due 05/08/2033			5,300		6,074

Total Bosnia-Herze. (Cost $9,860)					9,900

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
BRAZIL 2.0%
CORPORATE BONDS & NOTES 1.1%
Banco do Brasil SA
8.500% due 07/29/2026	MXN		136,000		7,802
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028			$9,740		9,789
Rede D’or Finance SARL
6.550% due 04/28/2036			4,500		4,367
Unigel Luxembourg SA (11.000% Cash or 12.000% PIK)
11.000% due 12/31/2028 ^(a)(b)			3,748		113
Unigel Luxembourg SA (13.500% Cash or 15.000% PIK)
13.500% due 12/31/2027 ^(a)(b)			1,673		100
Vale SA
0.000% due 12/29/2049 ~(h)	BRL		168,820		13,125

					35,296

SOVEREIGN ISSUES 0.9%
Brazil Government International Bonds
4.000% due 04/23/2030	EUR		6,900		7,913
7.250% due 01/12/2056			$650		654
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2050	BRL		63,511		10,210
10.000% due 01/01/2035			82,600		12,853

					31,630

Total Brazil (Cost $76,088)					66,926

BULGARIA 0.3%
SOVEREIGN ISSUES 0.3%
Bulgaria Government International Bonds
3.625% due 09/05/2032	EUR		2,700		3,139
5.000% due 03/05/2037			$7,000		6,846

Total Bulgaria (Cost $10,007)					9,985

CAMEROON 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Cameroon International Bonds
5.950% due 07/07/2032	EUR		7,400		7,562

Total Cameroon (Cost $6,416)					7,562

CANADA 0.1%
CORPORATE BONDS & NOTES 0.1%
Parex Resources, Inc.
8.500% due 05/11/2031			$3,800		3,863

Total Canada (Cost $3,800)					3,863

CAYMAN ISLANDS 2.1%
ASSET-BACKED SECURITIES 0.0%
IFC Emerging Markets Securitization Ltd.
4.969% due 12/31/2035 •			$1,207		1,208

CONVERTIBLE BONDS & NOTES 0.0%
Country Garden Holdings Co. Ltd.
0.000% due 12/31/2031 (e)(k)			1,155		81
Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (e)			404		1
0.000% due 12/31/2027 (e)			505		4
0.000% due 12/31/2028 (e)			808		6
0.000% due 12/31/2029 (e)			808		6
0.000% due 12/31/2030 (e)			1,010		6
0.000% due 12/31/2031 (e)			1,010		4
0.000% due 12/31/2032 (e)			1,906		6

					114

CORPORATE BONDS & NOTES 1.9%
Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(h)(i)			800		762

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Bioceanico Sovereign Certificate Ltd.
0.000% due 06/05/2034 (e)			4,445		3,647
Energuate Trust 2 0
6.350% due 09/15/2035			2,000		1,993
FWD Group Holdings Ltd.
5.252% due 09/22/2030			1,800		1,795
5.836% due 09/22/2035			500		501
Gaci First Investment Co.
4.875% due 02/14/2035			7,000		6,812
5.250% due 01/29/2034			9,500		9,500
Interoceanica V Finance Ltd.
0.000% due 05/15/2030 (e)			2,573		2,165
7.860% due 05/15/2030			2,207		2,252
Kaisa Group Holdings Ltd.
5.000% due 11/30/2027			69		4
5.000% due 11/30/2027			17		1
Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (a)			679		15
Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (a)			1,137		26
Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (a)			1,409		25
Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (a)			2,066		35
Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (a)			1,944		39
Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2028 (a)			465		9
Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR		5,500		6,287
Lima Metro Line 2 Finance Ltd.
4.350% due 04/05/2036 (m)			$2,281		2,171
4.350% due 04/05/2036			147		140
5.875% due 07/05/2034			692		708
Montego Bay Airport Revenue Finance Ltd.
6.600% due 06/15/2035			2,900		2,876
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~			9,900		9,950
Suci Second Investment Co.
6.000% due 10/25/2028			10,600		10,870

					62,583

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Ziraat
6.764% (TSFR3M + 3.670%) due 06/15/2034 «~			5,100		5,194

Total Cayman Islands (Cost $70,307)					69,099

CHILE 2.5%
CORPORATE BONDS & NOTES 1.5%
Banco del Estado de Chile
7.950% due 05/02/2029 •(h)(i)			$3,500		3,702
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042			1,600		1,313
4.375% due 02/05/2049			453		355
4.875% due 11/04/2044			1,920		1,671
5.950% due 01/08/2034			1,300		1,341
6.300% due 09/08/2053			3,000		3,079
6.440% due 01/26/2036			12,300		13,065
6.780% due 01/13/2055			8,500		9,172
Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050			800		508
3.830% due 09/14/2061			4,700		3,224
Empresa Nacional del Petroleo
3.450% due 09/16/2031			382		350
5.950% due 07/30/2034			2,800		2,862
6.150% due 05/10/2033			4,800		4,990
Engie Energia Chile SA
6.375% due 04/17/2034			1,200		1,257
Sociedad Transmisora Metropolitana SpA
6.385% due 12/15/2055			2,700		2,759

					49,648

SOVEREIGN ISSUES 1.0%
Chile Government International Bonds
3.100% due 05/07/2041 (m)			16,400		12,591
3.100% due 01/22/2061			700		440
3.500% due 04/15/2053 (m)			4,500		3,203
4.350% due 04/13/2031			15,300		15,055
5.650% due 01/13/2037			2,200		2,290

					33,579

Total Chile (Cost $83,884)					83,227

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$	$
CHINA 0.0%

		SHARES
COMMON STOCKS 0.0%
Country Garden Holdings Co. Ltd. (c)		794,286		17
Kaisa Group Holdings Ltd.		6,570,550		39

Total China (Cost $0)				56

		PRINCIPAL AMOUNT (000s)
COLOMBIA 4.5%
CORPORATE BONDS & NOTES 0.4%
Banco Davivienda SA
8.125% due 07/02/2035 •(i)		$3,600		3,735
Ecopetrol SA
5.875% due 05/28/2045		300		248
5.875% due 11/02/2051		8,100		6,498
7.375% due 09/18/2043		900		889
Promigas SA ESP/Gases del Pacifico SAC
7.750% due 06/24/2056 •		2,200		2,239

				13,609

SOVEREIGN ISSUES 4.1%
Colombia Government International Bonds
3.250% due 04/22/2032		4,700		4,084
3.875% due 04/25/2027		6,100		6,069
4.500% due 11/26/2030	EUR	3,500		4,013
5.625% due 02/19/2036		400		455
5.625% due 02/26/2044 (m)		$5,100		4,418
5.750% due 11/26/2034	EUR	4,700		5,470
6.125% due 01/21/2031		$5,600		5,661
6.125% due 01/18/2041 (m)		2,000		1,876
6.500% due 01/21/2033		5,700		5,797
6.500% due 11/26/2038	EUR	3,900		4,692
7.375% due 04/25/2030		$7,800		8,237
7.375% due 09/18/2037		1,125		1,198
8.000% due 04/20/2033		800		878
Colombia TES
2.250% due 04/18/2029 (g)	COP	10,741,611		2,832
3.000% due 03/25/2033 (g)		2,156,617		517
6.500% due 01/22/2031 (g)		66,460,294		19,276
7.000% due 03/26/2031		7,426,300		1,792
11.000% due 08/22/2029		47,241,300		13,415
11.500% due 07/25/2046		2,177,800		618
11.750% due 01/24/2035		48,512,300		13,941
12.750% due 11/28/2040		77,278,300		23,588
13.250% due 02/09/2033		28,770,300		8,882

				137,709

Total Colombia (Cost $138,564)				151,318

CONGO 0.7%
SOVEREIGN ISSUES 0.7%
Congolese International Bonds
6.000% due 06/30/2029 þ		$4,697		4,615
9.500% due 02/17/2035		3,000		2,920
9.500% due 05/26/2036		5,200		5,029
DRC International Bonds
8.750% due 04/16/2032		4,500		4,664
9.500% due 04/16/2037		4,500		4,718

Total Congo (Cost $21,423)				21,946

COSTA RICA 1.0%
SOVEREIGN ISSUES 1.0%
Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	13,000		15,628

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
5.950% due 04/27/2033			5,200		6,339
6.001% due 01/16/2036			5,500		6,654
7.300% due 11/13/2054			$3,800		4,298

Total Costa Rica (Cost $31,663)					32,919

CZECH REPUBLIC 0.2%
CORPORATE BONDS & NOTES 0.2%
EPH Financing International AS
5.875% due 11/30/2029	EUR		4,500		5,469
6.651% due 11/13/2028			2,100		2,550

Total Czech Republic (Cost $7,554)					8,019

DOMINICAN REPUBLIC 2.6%
SOVEREIGN ISSUES 2.6%
Dominican Republic International Bonds
4.875% due 09/23/2032			$2,000		1,904
5.300% due 01/21/2041			1,900		1,713
5.750% due 03/17/2034			12,500		12,347
5.875% due 10/28/2035			4,400		4,358
5.875% due 01/30/2060			7,300		6,464
5.950% due 01/25/2027			8,900		8,966
6.000% due 07/19/2028			18,800		19,074
6.000% due 02/22/2033			1,200		1,211
6.150% due 05/17/2038 (m)			4,900		4,877
6.500% due 02/15/2048			506		503
6.600% due 06/01/2036			800		836
6.850% due 01/27/2045			300		309
6.950% due 03/15/2037			4,200		4,461
7.150% due 02/24/2055			3,700		3,939
10.500% due 03/15/2037	DOP		404,400		7,206
10.750% due 06/01/2036			201,300		3,639
11.250% due 09/15/2035			11,200		208
13.625% due 02/03/2033			10,500		212
13.625% due 02/10/2034			165,700		3,366

Total Dominican Republic (Cost $84,888)					85,593

ECUADOR 1.4%
CORPORATE BONDS & NOTES 0.1%
Corp. Quiport SA
9.000% due 12/15/2037			$3,000		3,300

SOVEREIGN ISSUES 1.3%
Ecuador Government International Bonds
0.000% due 07/31/2030 (e)			4,744		4,103
5.000% due 07/31/2040 þ			6,095		5,126
6.900% due 07/31/2035 þ			18,403		16,935
8.750% due 01/29/2034			6,900		6,991
9.250% due 01/29/2039			10,100		10,370
Ecuador Social Bonds SARL
0.000% due 01/30/2035 (e)			615		459

					43,984

Total Ecuador (Cost $38,766)					47,284

EGYPT 2.3%
SOVEREIGN ISSUES 2.3%
Egypt Government Bonds
19.698% due 10/14/2030	EGP		332,500		6,451
21.954% due 03/04/2028			790,100		15,610
Egypt Government International Bonds
6.375% due 04/11/2031	EUR		8,300		9,674
7.053% due 01/15/2032			$600		602
7.500% due 01/31/2027			900		910
7.500% due 02/16/2061			16,900		14,636
7.625% due 05/29/2032			500		513
7.903% due 02/21/2048			3,650		3,355
8.500% due 01/31/2047			3,500		3,435
8.625% due 02/04/2030			7,300		7,814
8.750% due 09/30/2051			3,250		3,223
9.450% due 02/04/2033			4,700		5,226
9.450% due 02/04/2033 (m)			3,900		4,336

Total Egypt (Cost $67,970)					75,785

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
EL SALVADOR 0.6%
CORPORATE BONDS & NOTES 0.2%
Comision Ejecutiva Hidroelectrica del Rio Lempa
8.650% due 01/24/2033			$7,700		8,144

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
RLC SPV Ltd.
5.650% - 5.694% (JY0003M + 6.750%) due 10/16/2044 «~			7,400		7,400

SOVEREIGN ISSUES 0.2%
El Salvador Government International Bonds
7.650% due 06/15/2035			700		726
9.250% due 04/17/2030			3,700		3,996
9.500% due 07/15/2052			1,000		1,132
9.650% due 11/21/2054			1,400		1,609
9.650% due 11/21/2054 (m)			300		345

					7,808

Total El Salvador (Cost $21,918)					23,352

FRANCE 0.2%
CORPORATE BONDS & NOTES 0.2%
Orange SA
4.750% due 01/13/2033			$1,300		1,276
5.000% due 01/13/2036			4,600		4,495

Total France (Cost $5,862)					5,771

GABON 0.1%
SOVEREIGN ISSUES 0.1%
Gabon Government International Bonds
6.625% due 02/06/2031			$350		302
9.500% due 02/18/2029			2,600		2,487

Total Gabon (Cost $2,697)					2,789

GEORGIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Georgian Railway JSC
4.000% due 06/17/2028			$200		192

Total Georgia (Cost $189)					192

GERMANY 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Stepstone Group Midco 2 GmbH
6.885% (EUR006M + 2.459%) due 04/26/2032 ~	EUR		6,000		5,628

Total Germany (Cost $6,298)					5,628

GHANA 0.6%
SOVEREIGN ISSUES 0.6%
Ghana Government International Bonds
0.000% due 07/03/2026 (e)			$171		171
0.000% due 01/03/2030 (e)			949		853
1.500% due 01/03/2037			2,600		1,546
5.000% due 07/03/2029 þ			8,030		7,946
5.000% due 07/03/2035 þ			4,845		4,499
Republic of Ghana Government Bonds
8.500% due 02/15/2028	GHS		11,796		983
8.650% due 02/13/2029			11,540		924
8.800% due 02/12/2030			9,635		736
8.950% due 02/11/2031			36,297		2,673
9.100% due 02/10/2032			7,350		524

Total Ghana (Cost $19,025)					20,855

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
GUATEMALA 1.1%
SOVEREIGN ISSUES 1.1%
Guatemala Government Bonds
4.375% due 06/05/2027			$7,000		6,988
4.650% due 10/07/2041			1,000		876
4.875% due 02/13/2028			10,500		10,495
5.375% due 04/24/2032			1,000		1,004
6.050% due 08/06/2031			3,000		3,089
6.125% due 06/01/2050			750		755
6.250% due 08/15/2036			4,500		4,708
6.550% due 02/06/2037			3,800		4,066
6.875% due 08/15/2055			3,700		4,039

Total Guatemala (Cost $35,344)					36,020

HONDURAS 0.0%
SOVEREIGN ISSUES 0.0%
Honduras Government International Bonds
8.625% due 11/27/2034			$1,200		1,392

Total Honduras (Cost $1,200)					1,392

HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
AIA Group Ltd.
3.200% due 09/16/2040			$400		308
Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR		1,800		2,056
5.050% due 01/27/2027			$2,300		2,277

Total Hong Kong (Cost $4,595)					4,641

HUNGARY 1.4%
SOVEREIGN ISSUES 1.4%
Hungary Government Bonds
4.750% due 11/24/2032	HUF		1,857,100		5,884
Hungary Government International Bonds
1.625% due 04/28/2032 (m)	EUR		1,400		1,453
2.125% due 09/22/2031 (m)			$4,000		3,477
3.125% due 09/21/2051 (m)			1,400		898
5.375% due 09/26/2030 (m)			6,400		6,502
5.500% due 03/26/2036 (m)			4,500		4,524
6.000% due 09/26/2035 (m)			5,300		5,517
6.125% due 05/22/2028 (m)			11,700		11,998
6.750% due 09/25/2052 (m)			1,500		1,636
6.750% due 09/23/2055 (m)			2,900		3,164

Total Hungary (Cost $43,614)					45,053

INDIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Adani Transmission Step-One Ltd.
4.250% due 05/21/2036			$826		748
IIFL Finance Ltd.
8.750% due 07/24/2028			12,300		12,672
IRB Infrastructure Developers Ltd.
7.110% due 03/11/2032			2,100		2,129
Muthoot Finance Ltd.
5.750% due 08/04/2030			3,700		3,626
ReNew Pvt Ltd.
5.875% due 03/05/2027			600		600
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500% due 07/14/2028			3,300		3,195

Total India (Cost $23,182)					22,970

INDONESIA 4.3%
CORPORATE BONDS & NOTES 2.7%
Danantara Investment Management PT
5.350% due 06/18/2031			$6,650		6,643
5.950% due 06/18/2036			6,400		6,388
Freeport Indonesia PT
5.315% due 04/14/2032			1,700		1,690

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.450% due 05/15/2030			14,400		14,501
Pertamina Hulu Energi PT
5.250% due 05/21/2030			9,900		9,886
Pertamina Persero PT
6.000% due 05/03/2042			2,430		2,371
6.450% due 05/30/2044			6,900		7,041
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050			11,800		8,222
4.375% due 02/05/2050 (m)			1,300		972
4.375% due 02/05/2050			3,000		2,244
4.750% due 02/03/2031			3,800		3,708
5.250% due 10/24/2042			6,600		5,882
5.250% due 05/15/2047			14,100		12,212
5.450% due 05/21/2028			250		252
5.450% due 02/03/2036			3,500		3,351
6.250% due 01/25/2049			4,800		4,689

					90,052

SOVEREIGN ISSUES 1.6%
Indonesia Government International Bonds
1.100% due 03/12/2033	EUR		3,800		3,563
3.875% due 01/15/2033			2,700		3,042
4.125% due 01/15/2037			5,200		5,711
4.200% due 10/15/2050			$400		317
4.460% due 03/04/2038	EUR		7,000		7,784
4.900% due 04/16/2036			$500		482
5.125% due 05/29/2038	EUR		3,400		3,995
5.650% due 01/11/2053			$700		687
5.690% due 05/29/2036			4,600		4,700
6.750% due 01/15/2044			2,100		2,328
Perusahaan Penerbit SBSN Indonesia III
3.800% due 06/23/2050			300		222
5.200% due 07/02/2034			21,000		20,847
5.650% due 11/25/2054			900		883

					54,561

Total Indonesia (Cost $151,442)					144,613

IRELAND 1.0%
CORPORATE BONDS & NOTES 0.1%
CIMA Finance DAC
2.950% due 09/05/2029			$1,963		1,867

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Panama Government International Bonds
2.390% due 06/20/2028 «	CHF		6,100		7,475
3.886% (EUR006M + 2.178%) due 03/05/2027 «~	EUR		8,100		9,270

					16,745

SOVEREIGN ISSUES 0.4%
Avenir Issuer III Ireland DAC
6.000% due 03/22/2027			$1,020		1,010
Republic of Angola Via Avenir Issuer II Ireland DAC
6.927% due 02/19/2027			6,321		6,290
Republic of Angola Via Avenir Issuer IV Ireland DAC
10.750% due 09/15/2028			3,703		3,795
10.750% due 02/05/2029			1,536		1,578

					12,673

Total Ireland (Cost $30,825)					31,285

ISRAEL 0.9%
CORPORATE BONDS & NOTES 0.8%
Bank Leumi Le-Israel BM
5.642% due 06/29/2033			$4,500		4,525
ICL Group Ltd.
6.036% due 06/16/2036			6,000		6,000
6.375% due 05/31/2038			2,919		2,988
Israel Electric Corp. Ltd.
3.750% due 02/22/2032			3,000		2,772
4.250% due 08/14/2028			2,700		2,656
5.633% due 01/28/2038			3,600		3,588

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Leviathan Bond Ltd.
6.500% due 06/30/2027			4,600		4,620

					27,149

SOVEREIGN ISSUES 0.1%
Israel Government International Bonds
4.500% due 01/30/2043			1,500		1,286
State of Israel
2.500% due 01/15/2030			1,000		921

					2,207

Total Israel (Cost $29,280)					29,356

ITALY 0.0%
SOVEREIGN ISSUES 0.0%
Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029			$1,500		1,550

Total Italy (Cost $1,492)					1,550

IVORY COAST 1.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Republic of Cote d’Ivoire
4.912% (EUR003M + 2.252%) due 03/09/2027 ~	EUR		5,000		5,734
5.185% (EUR006M + 2.135%) due 03/05/2027 «~			10,000		11,472
7.047% (EUR006M + 2.547%) due 09/10/2032 «~			5,000		5,713

					22,919

SOVEREIGN ISSUES 0.8%
Ivory Coast Government International Bonds
4.875% due 01/30/2032			500		565
4.875% due 01/30/2032			6,166		6,969
5.250% due 03/22/2030			847		981
5.875% due 10/17/2031			2,200		2,592
6.625% due 03/22/2048			3,600		3,980
6.875% due 10/17/2040			1,700		2,000
8.075% due 04/01/2036			$4,100		4,493
8.250% due 01/30/2037			3,700		4,097

					25,677

Total Ivory Coast (Cost $45,433)					48,596

JAMAICA 0.0%
CORPORATE BONDS & NOTES 0.0%
TransJamaican Highway Ltd.
5.750% due 10/10/2036			$1,585		1,470

Total Jamaica (Cost $1,587)					1,470

JERSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
GSG Bidco Ltd.
4.700% due 06/15/2031	EUR		1,700		1,927
5.375% due 06/15/2036			1,800		2,041

Total Jersey, Channel Islands (Cost $4,131)					3,968

JORDAN 0.2%
SOVEREIGN ISSUES 0.2%
Jordan Government International Bonds
5.750% due 01/31/2027			$910		917
7.375% due 10/10/2047			5,650		5,632

Total Jordan (Cost $6,307)					6,549

KAZAKHSTAN 0.9%
CORPORATE BONDS & NOTES 0.6%
Kaspi.KZ JSC
5.900% due 04/28/2031			$2,200		2,198
KazMunayGas National Co. JSC
3.500% due 04/14/2033			1,885		1,711
5.750% due 04/19/2047			3,070		2,930

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030			10,800		10,028
4.000% due 08/15/2026			2,800		2,797

					19,664

SOVEREIGN ISSUES 0.3%
Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT		1,987,500		4,329
Kazakhstan Government International Bonds
4.412% due 10/28/2030			$4,400		4,333

					8,662

Total Kazakhstan (Cost $27,325)					28,326

KENYA 0.9%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Republic of Kenya Government International Bonds
9.086% (JY0003M + 6.750%) due 04/05/2028 «~			$1,800		1,807

SOVEREIGN ISSUES 0.8%
Republic of Kenya Government International Bonds
7.000% due 05/22/2027			2,400		2,417
7.250% due 02/28/2028			1,700		1,721
7.875% due 10/09/2033			3,500		3,534
8.800% due 10/09/2038			4,900		4,941
9.500% due 03/05/2036			3,300		3,513
9.750% due 02/16/2031			8,900		9,697

					25,823

Total Kenya (Cost $26,317)					27,630

KUWAIT 0.8%
SOVEREIGN ISSUES 0.8%
Kuwait International Government Bonds
3.500% due 03/20/2027			$1,700		1,691
4.652% due 10/09/2035			14,400		14,080
4.804% due 04/20/2033			11,400		11,381

Total Kuwait (Cost $27,521)					27,152

KYRGYZSTAN 0.1%
CORPORATE BONDS & NOTES 0.1%
Eldik Bank OAO
8.500% due 04/23/2031			$4,900		4,918

Total Kyrgyzstan (Cost $4,853)					4,918

LATVIA 0.1%
SOVEREIGN ISSUES 0.1%
Latvia Government International Bonds
5.125% due 07/30/2034			$4,600		4,656

Total Latvia (Cost $4,561)					4,656

LEBANON 0.2%
SOVEREIGN ISSUES 0.2%
Lebanon Government International Bonds
6.600% due 11/27/2026 ^(b)			$4,400		1,098
6.850% due 03/23/2027 ^(b)			4,300		1,076
8.250% due 05/17/2034 ^(b)			10,700		2,851
8.250% due 04/12/2049 ^(b)			3,600		966

Total Lebanon (Cost $4,735)					5,991

LUXEMBOURG 3.9%

		SHARES
COMMON STOCKS 0.1%
Drillco Holdings Luxembourg SA «(k)			154,744		3,546
Foresea Holdings SA «			61,095		1,400

					4,946

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$	$

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.6%
Chile Electricity Lux MPC II SARL
5.580% due 10/20/2035		$1,271		1,292
5.672% due 10/20/2035		1,262		1,291
FORESEA Holding SA
7.500% due 06/15/2030		2,689		2,655
Green Palm Bidco SARL
5.957% due 06/30/2041		3,200		3,236
6.462% due 06/30/2046		3,400		3,446
Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		3,800		3,882
6.103% due 08/23/2042		4,700		4,801
6.129% due 02/23/2038		8,200		8,497
6.510% due 02/23/2042		3,400		3,594
Guara Norte SARL
5.198% due 06/15/2034		8,519		8,240
Kernel Holding SA
6.750% due 10/27/2027		1,500		1,464
MHP Lux SA
10.500% due 07/28/2029		1,700		1,773
Poinsettia Finance Ltd. SARL
6.625% due 06/17/2031		4,263		4,201
PRIO Luxembourg Holding SARL
6.750% due 10/15/2030		4,400		4,317

				52,689

SOVEREIGN ISSUES 2.2%
Eagle Funding Luxco SARL
5.500% due 08/17/2030		22,600		22,720
5.500% due 08/17/2030		49,000		49,260

				71,980

Total Luxembourg (Cost $126,882)				129,615

MACEDONIA 0.3%
SOVEREIGN ISSUES 0.3%
North Macedonia Government International Bonds
6.960% due 03/13/2027	EUR	8,000		9,299

Total Macedonia (Cost $8,711)				9,299

MALAYSIA 0.6%
CORPORATE BONDS & NOTES 0.6%
Petronas Capital Ltd.
3.404% due 04/28/2061		$1,200		802
4.800% due 04/21/2060		5,230		4,642
5.848% due 04/03/2055		13,600		14,138

Total Malaysia (Cost $20,004)				19,582

MEXICO 8.3%

		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA «(c)		93,349		0

CORPORATE BONDS & NOTES 4.4%
Banco Nacional de Comercio Exterior SNC
6.000% due 05/14/2036 •		$3,100		3,080
Banco Nacional de Mexico SA
6.697% due 08/07/2036 •(i)		13,200		13,017
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7.625% due 02/11/2035 •(i)		2,700		2,790

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Comision Federal de Electricidad
6.500% due 01/28/2051			2,500		2,444
COX Asset Mexico SA de CV
7.125% due 01/08/2032			3,800		3,859
7.750% due 05/08/2036			3,500		3,584
Esentia Energy Development SAB de CV
6.125% due 07/30/2033			700		699
Gruma SAB de CV
5.761% due 12/09/2054			1,100		1,055
Industrias Penoles SAB de CV
4.750% due 08/06/2050			2,900		2,384
Minera Mexico SA de CV
4.500% due 01/26/2050			1,600		1,300
Petroleos Mexicanos
6.350% due 02/12/2048			6,038		4,981
6.375% due 01/23/2045			11,850		10,110
6.500% due 06/02/2041			17,100		15,368
6.625% due 06/15/2035 (m)			1,225		1,190
6.700% due 02/16/2032 (m)			36,420		36,765
6.950% due 01/28/2060			13,420		11,297
7.690% due 01/23/2050			21,200		19,788
10.000% due 02/07/2033			9,700		11,426
Trust 2401
6.390% due 01/15/2050 (m)			398		371
Trust Fibra Uno
6.390% due 01/15/2050 (m)			202		186

					145,694

SOVEREIGN ISSUES 3.9%
Mexico Government International Bonds
2.250% due 08/12/2036	EUR		5,100		4,654
3.750% due 01/11/2028			$16,200		16,030
3.771% due 05/24/2061			4,200		2,528
3.875% due 05/16/2031	EUR		800		908
4.000% due 03/15/2115			1,000		784
4.875% due 05/16/2036			9,000		10,307
5.000% due 04/27/2051			$1,300		1,029
5.125% due 03/19/2038	EUR		2,700		3,073
5.375% due 03/22/2033			$3,500		3,432
5.625% due 02/09/2034			4,400		4,335
5.625% due 09/22/2035			3,400		3,310
5.750% due 10/12/2110			10,300		8,433
5.850% due 07/02/2032			10,652		10,770
6.125% due 02/09/2038			4,400		4,322
6.250% due 08/27/2037			8,900		8,912
6.338% due 05/04/2053			299		281
6.400% due 05/07/2054			2,200		2,078
6.625% due 01/29/2038			3,200		3,283
6.750% due 02/09/2056			4,500		4,417
6.875% due 05/13/2037			8,600		9,033
7.375% due 05/13/2055			26,000		27,618
Mexico Udibonos
4.000% due 11/30/2028 (g)	MXN		793		45

					129,582

Total Mexico (Cost $269,260)					275,276

MONGOLIA 0.1%
SOVEREIGN ISSUES 0.1%
City of Ulaanbaatar Mongolia
7.750% due 08/21/2027			$1,100		1,123
Mongolia Government International Bonds
5.950% due 03/09/2032			2,400		2,410
7.875% due 06/05/2029			500		531

Total Mongolia (Cost $4,012)					4,064

MOROCCO 0.9%
CORPORATE BONDS & NOTES 0.6%
OCP SA
3.750% due 06/23/2031			$6,650		6,146
5.125% due 06/23/2051			13,700		11,107
6.700% due 03/01/2036			2,100		2,195

					19,448

SOVEREIGN ISSUES 0.3%
Morocco Government International Bonds
5.125% due 05/26/2038	EUR		7,400		8,639
Total Morocco (Cost $28,258)					28,087

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$	$
NETHERLANDS 0.9%

		SHARES
COMMON STOCKS 0.0%
Stichting Administratiekantoor (c)		13,778		0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.7%
InterCement Financial Operations BV
6.500% due 06/15/2031		$200		191
NE Property BV
1.875% due 10/09/2026	EUR	200		228
Prosus NV
1.539% due 08/03/2028		500		551
2.031% due 08/03/2032		600		617
3.061% due 07/13/2031		$200		182
3.257% due 01/19/2027		1,000		990
3.680% due 01/21/2030		900		862
4.027% due 08/03/2050		600		421
Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK)
15.000% due 12/31/2044 ^(a)(b)		3,364		67
Veon Midco BV
6.950% due 06/01/2031		4,050		4,046
7.450% due 06/01/2033		4,600		4,592
Yinson Bergenia Production BV
8.498% due 01/31/2045		6,315		6,751
Yinson Boronia Production BV
8.947% due 07/31/2042		4,177		4,597

				24,095

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
VEON Amsterdam BV
7.924% (TSFR3M + 3.679%) due 03/25/2027 «~		5,900		5,892

Total Netherlands (Cost $30,403)				29,987

NIGERIA 2.0%
CORPORATE BONDS & NOTES 0.5%
BOI Finance BV
7.500% due 02/16/2027	EUR	10,900		12,706
Dangote Fertiliser Ltd.
7.750% due 05/05/2031		$4,800		4,831

				17,537

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Bank of Industry Ltd.
3.895% (EUR003M + 2.204%) due 08/23/2027 ~	EUR	2,438		2,779
Nigeria
9.293% - 11.300% (JY0003M + 6.750%) due 12/19/2032 «~		$5,000		5,069

				7,848

SOVEREIGN ISSUES 1.3%
Nigeria Government International Bonds
6.125% due 09/28/2028		2,900		2,907
6.500% due 11/28/2027		9,300		9,370
7.143% due 02/23/2030		800		816
7.375% due 09/28/2033		800		808
7.696% due 02/23/2038		5,600		5,727
7.875% due 02/16/2032		3,800		3,970
8.631% due 01/13/2036		5,150		5,596
8.747% due 01/21/2031		650		696
9.130% due 01/13/2046		6,000		6,656
9.625% due 06/09/2031		4,300		4,768

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
10.375% due 12/09/2034			1,500		1,785

					43,099

Total Nigeria (Cost $65,072)					68,484

OMAN 0.8%
CORPORATE BONDS & NOTES 0.2%
AL Jawaher Assets Co. Spc
4.662% due 10/29/2030			$7,300		7,166

SOVEREIGN ISSUES 0.6%
Oman Government International Bonds
5.625% due 01/17/2028			3,830		3,872
6.000% due 08/01/2029			5,900		6,090
6.750% due 10/28/2027			1,300		1,334
7.000% due 01/25/2051			7,500		8,558

					19,854

Total Oman (Cost $25,770)					27,020

PAKISTAN 0.6%
SOVEREIGN ISSUES 0.6%
Pakistan Government International Bonds
6.875% due 12/05/2027			$3,000		3,030
6.975% due 04/24/2029			8,100		8,127
7.375% due 04/08/2031			3,500		3,531
8.875% due 04/08/2051 (m)			800		809
Pakistan Water & Power Development Authority
7.500% due 06/04/2031			3,400		3,332

Total Pakistan (Cost $17,972)					18,829

PANAMA 1.7%
CORPORATE BONDS & NOTES 0.4%
Aeropuerto Internacional de Tocumen SA
5.125% due 08/11/2061			$3,100		2,633
Banco General SA
5.250% due 05/07/2031 •(h)(i)			3,200		3,059
5.250% due 05/07/2031 •(h)			800		765
ENA Norte Trust
4.950% due 04/25/2028			369		365
Generadora de Gatun SA
6.874% due 09/30/2044			5,800		5,994

					12,816

SOVEREIGN ISSUES 1.3%
Panama Government International Bonds
4.500% due 05/15/2047			200		166
4.500% due 01/19/2063			4,800		3,720
5.227% due 02/23/2034			1,600		1,574
5.662% due 02/23/2038			700		699
6.400% due 02/14/2035			1,000		1,059
6.700% due 01/26/2036			13,900		14,985
6.853% due 03/28/2054 (m)			2,700		2,929
7.875% due 03/01/2057 (m)			8,300		10,053
8.000% due 03/01/2038			2,022		2,379
8.125% due 04/28/2034			858		995
8.875% due 09/30/2027			3,700		3,889

					42,448

Total Panama (Cost $53,738)					55,264

PARAGUAY 0.5%
SOVEREIGN ISSUES 0.5%
Paraguay Government International Bonds
2.739% due 01/29/2033			$800		711
3.849% due 06/28/2033			600		563
5.400% due 03/30/2050 (m)			200		186
5.600% due 03/13/2048			200		191
5.850% due 08/21/2033			700		725
6.000% due 02/09/2036			2,300		2,411
6.650% due 03/04/2055			5,100		5,490
7.900% due 02/09/2031	PYG		18,159,000		2,873
8.500% due 03/04/2035			13,534,000		2,160
8.500% due 04/04/2038			5,061,000		802

Total Paraguay (Cost $15,237)					16,112

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
PERU 3.4%
CORPORATE BONDS & NOTES 1.6%
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN		25,000		7,835
10.100% due 12/15/2043			12,194		3,924
InRetail Consumer
3.250% due 03/22/2028			$14,600		14,080
Niagara Energy SAC
5.746% due 10/03/2034			2,500		2,508
Petroleos del Peru SA
4.750% due 06/19/2032			10,100		8,600
5.625% due 06/19/2047			22,100		15,816

					52,763

SOVEREIGN ISSUES 1.8%
Fondo MIVIVIENDA SA
5.400% due 03/31/2031			2,400		2,421
Peru Government Bonds
5.400% due 08/12/2034	PEN		2,000		572
6.150% due 08/12/2032			5,200		1,648
6.850% due 08/12/2035			68,760		21,171
7.300% due 08/12/2033 (i)			26,200		8,587
7.600% due 08/12/2039			6,400		2,011
Peru Government International Bonds
5.400% due 08/12/2034 (i)			17,300		4,946
5.875% due 08/08/2054 (m)			$9,700		9,683
6.150% due 08/12/2032	PEN		5,000		1,584
6.200% due 06/30/2055			$5,900		6,098
6.900% due 08/12/2037	PEN		3,900		1,169
6.950% due 08/12/2031			2,241		746

					60,636

Total Peru (Cost $110,182)					113,399

PHILIPPINES 0.6%
CORPORATE BONDS & NOTES 0.2%
PLDT, Inc.
3.450% due 06/23/2050			$4,700		3,286
San Miguel Global Power Holdings Corp.
8.125% due 12/02/2029 •(h)			4,500		4,478

					7,764

SOVEREIGN ISSUES 0.4%
Philippines Government International Bonds
3.700% due 03/01/2041			5,500		4,493
5.325% due 06/24/2036			8,400		8,404

					12,897

Total Philippines (Cost $22,172)					20,661

POLAND 1.0%
CORPORATE BONDS & NOTES 0.1%
ORLEN SA
6.000% due 01/30/2035			$2,700		2,798

SOVEREIGN ISSUES 0.9%
Bank Gospodarstwa Krajowego
5.375% due 05/22/2033			1,200		1,220
5.750% due 07/09/2034			9,400		9,776
6.250% due 07/09/2054			8,400		8,617
Republic of Poland Government International Bonds
4.875% due 02/12/2030 (m)			900		911
4.875% due 10/04/2033 (m)			600		598
5.125% due 09/18/2034 (m)			400		402
5.375% due 02/12/2035 (m)			4,300		4,397

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
5.500% due 04/04/2053 (m)			5,100		4,838

					30,759

Total Poland (Cost $33,296)					33,557

QATAR 2.0%
CORPORATE BONDS & NOTES 1.4%
QatarEnergy
2.250% due 07/12/2031			$13,700		12,185
3.125% due 07/12/2041			8,650		6,547
3.300% due 07/12/2051			30,000		20,563
4.625% due 06/23/2029			4,100		4,075
Qatarenergy LNG S3
5.838% due 09/30/2027			2,078		2,087

					45,457

SOVEREIGN ISSUES 0.6%
Global Sukuk Ventures
4.250% due 11/10/2035 (m)			8,800		8,577
Qatar Government International Bonds
4.800% due 04/08/2033			12,700		12,768

					21,345

Total Qatar (Cost $69,182)					66,802

ROMANIA 2.0%
SOVEREIGN ISSUES 2.0%
Romania Government International Bonds
2.124% due 07/16/2031 (m)	EUR		4,450		4,537
2.125% due 03/07/2028 (m)			500		560
2.375% due 04/19/2027 (m)			350		398
2.875% due 04/13/2042 (m)			4,600		3,559
3.375% due 01/28/2050 (m)			4,000		3,001
3.500% due 04/03/2034 (m)			900		918
3.750% due 02/07/2034 (m)			200		207
3.875% due 10/29/2035 (m)			1,800		1,828
4.625% due 04/03/2049 (m)			1,000		910
5.125% due 09/24/2031 (m)			1,600		1,870
5.250% due 05/30/2032 (m)			4,600		5,366
5.375% due 06/07/2033 (m)			4,800		5,541
5.625% due 05/30/2037 (m)			5,400		6,089
5.750% due 09/16/2030 (m)			$13,800		13,879
6.125% due 10/07/2037 (m)	EUR		2,900		3,375
6.375% due 09/18/2033 (m)			2,800		3,412
6.500% due 10/07/2045 (m)			3,000		3,463
6.750% due 07/11/2039 (m)			7,600		9,219

Total Romania (Cost $70,142)					68,132

RUSSIA 0.0%
SOVEREIGN ISSUES 0.0%
Russia Foreign Bonds - Eurobond
7.500% due 03/31/2030			$110		73

Total Russia (Cost $20)					73

RWANDA 0.0%
SOVEREIGN ISSUES 0.0%
Rwanda International Government Bonds
5.500% due 08/09/2031			$1,200		1,150

Total Rwanda (Cost $995)					1,150

SAUDI ARABIA 2.5%
CORPORATE BONDS & NOTES 0.7%
Saudi Arabian Oil Co.
3.500% due 11/24/2070			$3,200		1,958
4.250% due 04/16/2039			3,100		2,736
5.750% due 07/17/2054			3,700		3,507
5.875% due 07/17/2064			6,700		6,295

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
6.375% due 06/02/2055			8,900		9,071

					23,567

SOVEREIGN ISSUES 1.8%
Saudi Government International Bonds
3.450% due 02/02/2061			8,000		5,080
3.750% due 01/21/2055			4,200		2,935
4.500% due 10/26/2046 (m)			32,700		27,222
4.625% due 10/04/2047			1,600		1,352
5.125% due 01/13/2028 (m)			21,800		21,953

					58,542

Total Saudi Arabia (Cost $89,096)					82,109

SENEGAL 0.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Republic of Senegal Ministry of Finance & Budget
8.407% (EUR006M + 2.607%) due 12/22/2028 «~	EUR		3,750		2,209

SOVEREIGN ISSUES 0.5%
Senegal Government International Bonds
4.750% due 03/13/2028			7,133		4,576
5.375% due 06/08/2037			11,700		7,133
6.250% due 05/23/2033 (m)			$5,600		2,994
7.750% due 06/10/2031 (m)			1,300		702

					15,405

Total Senegal (Cost $26,239)					17,614

SERBIA 0.7%
CORPORATE BONDS & NOTES 0.1%
Telecommunications Co. Telekom Srbija AD Belgrade
7.250% due 05/18/2031			$4,900		4,891

SOVEREIGN ISSUES 0.6%
Serbia International Bonds
1.000% due 09/23/2028	EUR		500		539
1.500% due 06/26/2029			600		639
1.650% due 03/03/2033 (m)			2,400		2,322
4.875% due 05/06/2038			3,400		3,890
5.500% due 05/06/2036			$3,400		3,336
6.000% due 06/12/2034 (m)			600		616
6.250% due 05/26/2028			300		306
6.500% due 09/26/2033			3,600		3,806
6.500% due 09/26/2033 (m)			3,800		4,018

					19,472

Total Serbia (Cost $23,795)					24,363

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029			$1,600		1,695

Total Singapore (Cost $1,580)					1,695

SOUTH AFRICA 2.9%
CORPORATE BONDS & NOTES 0.8%
Eskom Holdings
4.314% due 07/23/2027			$9,100		9,014
6.350% due 08/10/2028			11,400		11,599
8.450% due 08/10/2028			2,800		2,948
Sasol Financing USA LLC
8.750% due 05/03/2029			2,309		2,419
8.750% due 04/10/2033			1,800		1,865

					27,845

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Transnet SOC Ltd.
10.658% due 03/02/2028 «~	ZAR		44,000		2,684

SOVEREIGN ISSUES 2.0%
Republic of South Africa Government Bonds
7.000% due 02/28/2031			14,100		832

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
8.500% due 01/31/2037			380,600		23,148
8.875% due 02/28/2035 (m)			315,200		19,942
9.000% due 01/31/2040			36,200		2,236
Republic of South Africa Government International Bonds
4.300% due 10/12/2028			$6,100		6,030
7.250% due 12/11/2055			6,100		6,098
7.950% due 11/19/2054			6,300		6,815

					65,101

Total South Africa (Cost $89,785)					95,630

SPAIN 0.1%
CORPORATE BONDS & NOTES 0.1%
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU
8.499% due 06/30/2032			$2,800		2,926

Total Spain (Cost $2,800)					2,926

SRI LANKA 0.7%
SOVEREIGN ISSUES 0.7%
Sri Lanka Government International Bonds
3.100% due 01/15/2030 þ			$5,166		5,278
3.350% due 03/15/2033 þ			6,688		6,445
3.600% due 05/15/2036 þ			2,009		2,022
3.600% due 02/15/2038 þ			8,021		8,117
4.000% due 04/15/2028			2,358		2,281

Total Sri Lanka (Cost $20,106)					24,143

SUPRANATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Africa Finance Corp.
2.870% due 08/13/2031			$200		180
African Development Bank
5.875% due 05/07/2035 •(h)(i)			7,400		7,294
Banque Ouest Africaine de Developpement
6.250% due 10/14/2040	EUR		4,700		5,148

Total Supranational (Cost $13,045)					12,622

SURINAME 0.2%
SOVEREIGN ISSUES 0.2%
Suriname Government International Bonds
7.700% due 11/06/2030 (m)			$4,200		4,384
8.500% due 11/06/2035			1,500		1,644

Total Suriname (Cost $5,759)					6,028

TANZANIA 0.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
United Republic of Tanzania
7.859% (EUR006M + 2.443%) due 04/26/2028 ~	EUR		1,891		2,163

Total Tanzania (Cost $2,220)					2,163

THAILAND 0.5%
CORPORATE BONDS & NOTES 0.5%
Bangkok Bank PCL
5.082% due 11/26/2035			$6,100		6,015
GC Treasury Center Co. Ltd.
6.500% due 09/10/2030 •(h)			4,600		4,552
7.125% due 03/10/2035 •(h)			2,200		2,179
PTTEP Treasury Center Co. Ltd.
2.587% due 06/10/2027			400		393
Thaioil Treasury Center Co. Ltd.
6.100% due 01/15/2031 •(h)			5,200		5,078

Total Thailand (Cost $18,521)					18,217

TRINIDAD AND TOBAGO 0.1%
CORPORATE BONDS & NOTES 0.1%
National Gas Co. of Trinidad & Tobago Ltd.
6.050% due 01/15/2036			$2,000		1,820

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Trinidad Generation UnLtd.
7.750% due 06/16/2033			1,600		1,685

Total Trinidad and Tobago (Cost $3,423)					3,505

TUNISIA 0.0%
SOVEREIGN ISSUES 0.0%
Tunisian Republic
3.280% due 08/09/2027	JPY		200,000		1,179

Total Tunisia (Cost $1,979)					1,179

TURKEY 2.6%
CORPORATE BONDS & NOTES 0.2%
Turkcell Iletisim Hizmetleri AS
7.450% due 01/24/2030			$3,200		3,287
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028			414		410
Turkiye Vakiflar Bankasi TAO
7.250% due 07/31/2030			3,000		3,019

					6,716

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
SOCAR Turkey Enerji AS
5.558% (EUR006M + 2.147%) due 08/11/2026 «~	EUR		7,600		8,675
Turkiye Government International Bonds
8.674% (EUR006M + 2.443%) due 04/27/2031 «~			5,700		6,940
Turkiye Vakiflar Bankasi TAO
5.401% (EUR003M + 2.407%) due 12/15/2028 «~			1,800		2,065

					17,680

SOVEREIGN ISSUES 1.9%
Hazine Mustesarligi Varlik Kiralama AS
6.750% due 09/01/2030			$4,200		4,254
Turkiye Government Bonds
40.149% (BISTREFI + 0.000%) due 06/16/2027 ~	TRY		137,100		2,982
40.760% (BISTREFI + 0.000%) due 08/19/2026 ~			30,100		647
40.760% (BISTREFI + 0.000%) due 05/17/2028 ~			294,300		6,370
Turkiye Government International Bonds
4.875% due 04/16/2043			$15,500		11,795
5.750% due 05/11/2047 (m)			34,400		27,920
6.000% due 01/14/2041			780		692
6.375% due 05/22/2031			3,300		3,299
Turkiye Ihracat Kredi Bankasi AS
6.875% due 07/03/2028			2,000		2,032
7.500% due 02/06/2028			3,400		3,477

					63,468

Total Turkey (Cost $88,670)					87,864

UKRAINE 1.3%
SOVEREIGN ISSUES 1.3%
Ukraine Government International Bonds
0.000% due 02/01/2034 þ(f)			$4,022		2,283
0.000% due 02/01/2035 þ(f)			1,192		719
4.000% due 02/01/2032 þ			23,073		19,133
4.500% due 02/01/2029 þ(m)			3,800		3,207
4.500% due 02/01/2034 þ			15,432		10,880
4.500% due 02/01/2035 þ			3,131		2,176
4.500% due 02/01/2036 þ			4,286		2,940
4.500% due 02/01/2036 þ			600		412

Total Ukraine (Cost $31,522)					41,750

UNITED ARAB EMIRATES 3.5%
CORPORATE BONDS & NOTES 2.3%
Abu Dhabi Developmental Holding Co. PJSC
5.250% due 10/02/2054			$4,100		3,793
5.500% due 05/08/2034			7,400		7,581
Adnoc Murban Rsc Ltd.
5.125% due 09/11/2054			18,300		16,552
DAE Sukuk Difc Ltd.
4.500% due 10/16/2030			4,600		4,436
Dhafrah Pv2 Energy Co. LLC
5.794% due 06/30/2053			12,000		11,897
DP World Ltd.
4.700% due 09/30/2049 (m)			500		409

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
5.625% due 09/25/2048			1,050		975
6.850% due 07/02/2037			1,850		1,993
Emirates NBD Bank PJSC
5.125% due 06/29/2031			11,400		11,364
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~			12,800		12,797
MDGH GMTN RSC Ltd.
2.875% due 11/07/2029			2,000		1,888
5.084% due 05/22/2053			1,500		1,359
5.875% due 05/01/2034			800		842
Ruwais Power Co. PJSC
6.000% due 08/31/2036			420		428

					76,314

SOVEREIGN ISSUES 1.2%
Abu Dhabi Government International Bonds
4.625% due 04/20/2033			10,400		10,366
4.750% due 09/22/2036 (m)			5,800		5,752
5.000% due 04/30/2034 (m)			9,000		9,154
5.500% due 04/30/2054 (m)			10,900		10,713
Emirate of Dubai Government International Bonds
3.900% due 09/09/2050			400		287
Finance Department Government of Sharjah
4.375% due 03/10/2051			2,950		2,066

					38,338

Total United Arab Emirates (Cost $117,093)					114,652

UNITED KINGDOM 1.4%
CORPORATE BONDS & NOTES 1.3%
Antofagasta PLC
6.250% due 05/02/2034			$3,200		3,393
Fresnillo PLC
4.250% due 10/02/2050			3,000		2,333
ICBC Standard Bank PLC
20.000% due 12/13/2029 «	UZS		66,634,000		5,545
NAK Naftogaz Ukraine via Kondor Finance PLC
7.125% due 07/19/2026	EUR		695		726
Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)			$20,070		16,348
Sibanye-Stillwater U.K. Financing PLC
6.250% due 11/15/2031			1,300		1,287
Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP		519		732
9.750% due 10/10/2027			120		170
Ukraine Railways Via Rail Capital Markets PLC
8.250% due 07/09/2026 ^(b)			$3,901		3,306
Vedanta Resources Finance II PLC
9.125% due 10/15/2032			5,500		5,651
9.475% due 07/24/2030			1,300		1,318
9.850% due 04/24/2033			1,400		1,519

					42,328

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Canada Square Funding 6 PLC
4.597% due 01/17/2059 •	GBP		1,945		2,581
Canada Square Funding PLC
5.409% (SONIA3M IR + 0.950%) due 06/17/2058 ~			66		87
Rochester Financing No. 3 PLC
5.046% due 12/18/2044 •			1,233		1,638

					4,306

Total United Kingdom (Cost $43,652)					46,634

UNITED STATES 6.6%
ASSET-BACKED SECURITIES 0.3%
Aames Mortgage Investment Trust
4.243% due 04/25/2036 •			$592		568
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.813% due 11/25/2034 •			51		51
Argent Securities Trust
4.063% due 07/25/2036 •			488		445
C-BASS Trust
3.089% due 01/25/2037 þ			6,397		1,728
Countrywide Asset-Backed Certificates Trust
4.243% due 02/25/2037 •			738		726
4.888% due 11/25/2035 •			1,276		1,264
GSAA Home Equity Trust
6.502% due 11/25/2036 þ			926		346

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Home Equity Asset Trust
5.113% due 02/25/2033 •		41		40
MASTR Asset-Backed Securities Trust
4.463% due 09/25/2034 •		119		104
Morgan Stanley ABS Capital I, Inc. Trust
4.528% due 01/25/2035 •		23		23
4.558% due 03/25/2034 •		1,374		1,471
Morgan Stanley Mortgage Loan Trust
4.483% due 04/25/2037 •		219		58
6.000% due 02/25/2037 ~		47		26
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.063% due 07/25/2036 •		243		228
Option One Mortgage Loan Trust
3.983% due 04/25/2037 •		466		325
4.203% due 05/25/2037 •		188		114
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.543% due 09/25/2035 •		1,600		1,473
Saxon Asset Securities Trust
4.073% due 09/25/2037 •		150		146
Soundview Home Loan Trust
4.663% due 10/25/2037 •		577		459

				9,595

CORPORATE BONDS & NOTES 1.5%
Azul Secured Finance LLP
9.875% due 02/15/2031		4,200		4,028
Banco Mercantil del Norte SA
8.375% due 10/14/2030 •(h)(i)		700		726
8.375% due 05/20/2031 •(h)(i)		2,100		2,153
8.750% due 05/20/2035 •(h)(i)		4,000		4,137
Beignet Investor LLC
6.581% due 05/30/2049		21,680		22,128
Credit Suisse AG AT1 Claim		2,000		705
Rio Oil Finance Trust
8.200% due 04/06/2028		2,088		2,143
9.750% due 01/06/2027		741		752
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		4,900		4,886
Rutas 2 & 7 Finance Ltd.
0.000% due 09/30/2036 (e)		4,179		3,210
VB DPR Finance Co.
6.833% due 03/15/2035 «(k)		6,100		6,162

				51,030

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Castlelake LP
2.950% due 05/12/2031 «		3,757		3,480
Ecopetrol SA
5.843% (TSFR6M + 0.000%) due 12/18/2027 «~		7,500		7,527
Republic of Angola Ministry of Finance
9.388% (TSFR3M + 3.638%) due 02/16/2027 «~		4,700		4,712

				15,719

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Adjustable Rate Mortgage Trust
4.673% due 11/25/2035 ~		50		34
Arroyo Mortgage Trust
5.950% due 07/25/2057 þ		1,288		1,286
Banc of America Funding Trust
6.388% due 04/25/2037 þ		72		61
Bank
4.407% due 11/15/2061 ~		3,200		3,168
BCAP LLC Trust
3.785% due 05/26/2037 ~		1,447		1,305
Bear Stearns ARM Trust
4.329% due 02/25/2036 ~		24		22
4.974% due 01/25/2035 ~		3		2
Benchmark Mortgage Trust
3.666% due 01/15/2051 ~		1,500		1,477
4.261% due 10/10/2051		4,100		4,048
CHL Mortgage Pass-Through Trust
4.050% due 03/25/2037 ~		26		22
4.173% due 02/25/2047 ~		31		29
4.614% due 09/25/2047 ~		16		15
CIM Trust
5.500% due 08/25/2064 ~		4,576		4,584
Citigroup Mortgage Loan Trust, Inc.
4.854% due 07/25/2046 ~		28		27
5.510% due 09/25/2035 •		5		5
CitiMortgage Alternative Loan Trust
4.413% due 10/25/2036 •		371		290
Countrywide Alternative Loan Trust
4.113% due 05/25/2036 •		453		163

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.403% due 11/25/2035 •		67		63
5.750% due 03/25/2037 •		78		38
6.250% due 11/25/2036		49		35
CSAB Mortgage-Backed Trust
6.220% due 09/25/2036 þ		140		39
6.672% due 06/25/2036 þ		190		46
CSMC Mortgage-Backed Trust
6.421% due 10/25/2037 ~		456		257
CSMC Trust
0.938% due 05/25/2066 ~		2,910		2,449
1.756% due 10/25/2066 ~		1,520		1,357
2.000% due 01/25/2060 ~		1,408		1,245
3.509% due 11/30/2037 ~		463		430
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035		72		62
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 þ		42		37
6.386% due 10/25/2036 þ		42		37
Ellington Financial Mortgage Trust
5.900% due 09/25/2067 þ		4,352		4,344
GSMPS Mortgage Loan Trust
4.113% due 01/25/2036 •		98		79
HarborView Mortgage Loan Trust
5.133% due 08/19/2036 ~		2		2
Impac CMB Trust
4.403% due 03/25/2035 •		52		51
IndyMac INDA Mortgage Loan Trust
3.393% due 11/25/2037 ~		411		338
3.463% due 08/25/2036 ~		90		69
IndyMac INDX Mortgage Loan Trust
3.372% due 06/25/2036 ~		66		55
3.603% due 10/25/2035 ~		60		47
4.063% due 06/25/2037 •		101		31
4.123% due 02/25/2037 •		327		324
JP Morgan Mortgage Trust
4.701% due 11/25/2035 ~		20		16
5.349% due 08/25/2035 ~		1		1
JP Morgan Resecuritization Trust
2.500% due 03/25/2056		23		23
Legacy Mortgage Asset Trust
3.000% due 09/25/2059 ~		577		551
Lehman XS Trust
4.143% due 09/25/2046 •		1,270		1,174
4.263% due 08/25/2037 •		1,766		1,750
Luminent Mortgage Trust
4.123% due 12/25/2036 •		12		11
MASTR Alternative Loan Trust
4.163% due 03/25/2036 •		130		10
RALI Trust
6.000% due 09/25/2036		602		483
6.500% due 07/25/2037		200		165
Sequoia Mortgage Trust
3.876% due 01/20/2047 ~		16		11
STARM Mortgage Loan Trust
4.461% due 10/25/2037 ~		219		195
Structured Adjustable Rate Mortgage Loan Trust
4.236% due 09/25/2036 ~		102		68
4.341% due 11/25/2035 ~		14		13
5.645% due 10/25/2037 •		47		44
TBW Mortgage-Backed Trust
6.470% due 09/25/2036 þ		568		13
Tib Finance PLC
6.553% due 11/15/2034 «(k)		2,500		2,540
WaMu Mortgage Pass-Through Certificates Trust
3.078% due 05/25/2037 ~		64		55
3.475% due 01/25/2037 ~		49		43
3.480% due 04/25/2037 ~		36		33
4.015% due 12/25/2036 ~		106		98
4.133% due 05/25/2034 •		46		44
4.262% due 03/25/2036 ~		615		561
Wells Fargo Mortgage-Backed Securities Trust
6.787% due 10/25/2036 ~		110		107

				35,982

U.S. GOVERNMENT AGENCIES 0.8%
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2056		6,200		5,791
4.500% due 07/01/2056		6,200		5,940
5.000% due 08/01/2056		6,500		6,380

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$	$
5.500% due 07/01/2056		7,650		7,676

				25,787

U.S. TREASURY OBLIGATIONS 2.4%
U.S. Treasury Bonds
1.750% due 08/15/2041 (o)		11,700		7,846
3.250% due 05/15/2042 (m)(o)(q)		7,700		6,343
4.375% due 08/15/2043 (q)		500		470
4.875% due 08/15/2045 (o)(q)		7,030		6,979
U.S. Treasury Notes
4.000% due 02/28/2030 (o)(q)		8,300		8,251
4.250% due 08/15/2035 (o)(q)		50,530		49,892

				79,781

		SHARES
WARRANTS 0.0%
Constellation Oil Services Holding SA - Exp. 06/10/2071 «(k)		3		0

Total United States (Cost $225,954)				217,894

		PRINCIPAL AMOUNT (000s)
URUGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Oriental Republic of Uruguay
5.250% due 09/10/2060		$7,300		6,801
Uruguay Government International Bonds
5.100% due 06/18/2050		200		188
5.442% due 02/14/2037		2,900		2,979

Total Uruguay (Cost $10,316)				9,968

UZBEKISTAN 0.5%
CORPORATE BONDS & NOTES 0.2%
Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		$1,500		1,613
21.000% due 07/24/2027	UZS	27,460,000		2,402
Uzbekneftegaz JSC
4.750% due 11/16/2028		$2,900		2,807

				6,822

SOVEREIGN ISSUES 0.3%
Republic of Uzbekistan International Bonds
5.375% due 05/29/2027	EUR	4,900		5,680
5.375% due 02/20/2029		$3,400		3,418

				9,098

Total Uzbekistan (Cost $14,978)				15,920

VENEZUELA 2.0%
CORPORATE BONDS & NOTES 1.0%
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(b)		$73,839		27,247
5.500% due 04/12/2037 ^(b)		2,863		1,052
6.000% due 11/15/2026 ^(b)		5,150		1,944
9.750% due 05/17/2035 ^(b)		7,990		3,574

				33,817

SOVEREIGN ISSUES 1.0%
Venezuela Government International Bonds
7.000% due 03/31/2038 ^(b)		27,840		12,250
7.650% due 04/21/2035 ^(b)		19,440		8,748
9.250% due 09/15/2027 ^(b)		12,490		6,167
9.250% due 05/07/2028 ^(b)		8,890		4,289
11.750% due 10/21/2026 ^(b)		460		253

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$	$
11.950% due 08/05/2031 ^(b)		2,770		1,510

				33,217

Total Venezuela (Cost $67,687)				67,034

VIETNAM 0.0%
SOVEREIGN ISSUES 0.0%
Vietnam Government International Bonds
5.500% due 03/12/2028 þ(m)		$990		958

Total Vietnam (Cost $971)				958

		SHARES
SHORT-TERM INSTRUMENTS 4.8%
MUTUAL FUNDS 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3,690% (j)		10,416,806		10,417

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (l) 3.4%				111,728

EGYPT TREASURY BILLS 0.0%
23.928% due 09/15/2026 - 10/20/2026 (d)(e)	EGP	38,750		741

NIGERIA TREASURY BILLS 0.9%
20.956% due 07/07/2026 - 01/28/2027 (d)(e)	NGN	45,694,786		30,432

SOUTH AFRICA TREASURY BILLS 0.2%
7.400% due 08/05/2026 - 10/07/2026 (d)(e)	ZAR	109,200		6,597

U.S. TREASURY BILLS 0.0%
3.673% due 07/21/2026 (d)(e)(q)		$294		293

Total Short-Term Instruments (Cost $159,782)				160,208

Total Investments in Securities (Cost $3,419,382)				3,487,748

		SHARES
INVESTMENTS IN AFFILIATES 3.6%
SHORT-TERM INSTRUMENTS 3.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.6%
PIMCO Short-Term Floating NAV Portfolio III		12,217,873		119,014

Total Short-Term Instruments (Cost $118,992)				119,014

Total Investments in Affiliates (Cost $118,992)				119,014

Total Investments 108.6% (Cost $3,538,374)				$3,606,762
Financial Derivative Instruments (n)(p) 0.0%(Cost or Premiums, net $(21,170))				780
Other Assets and Liabilities, net (8.6)%				(286,000)

Net Assets 100.0%				$3,321,542

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Security becomes interest bearing at a future date.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j)	Coupon represents a 7-Day Yield.

(k)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil Services Holding SA - Exp. 06/10/2071	06/10/2022	$0	$0	0.00%
Country Garden Holdings Co. Ltd.0.000% due 12/31/2031	12/30/2025	178	81	0.00
Drillco Holdings Luxembourg SA	06/08/2023	3,095	3,546	0.11
Tib Finance PLC6.553% due 11/15/2034	09/18/2024	2,500	2,540	0.08
VB DPR Finance Co.6.833% due 03/15/2035	01/31/2025	6,100	6,162	0.18

		$11,873	$12,329	0.37%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.600%	06/25/2026	07/02/2026	$	6,549	U.S. Treasury Bonds 3.375% due 11/15/2048	$(6,481)	$6,549	$6,553
BRC	1.750	06/17/2026	TBD(2)	EUR	4,627	Romania Government International Bonds 1.375% due 12/02/2029	(5,291)	5,287	5,291
	7.050	06/11/2026	07/01/2026	ZAR	327,759	Republic of South Africa Government Bonds 8.000% due 01/31/2030	(20,329)	20,010	20,088
	7.050	07/01/2026	TBD(2)		329,292	Republic of South Africa Government Bonds 8.000% due 01/31/2030	(20,328)	20,103	20,103
DEU	3.650	06/30/2026	07/07/2026	$	4,731	U.S. Treasury Bonds 2.250% due 05/15/2041	(4,393)	4,731	4,732
						U.S. Treasury Notes 4.000% due 02/15/2034	(298)
JPS	3.610	06/25/2026	07/02/2026		25,948	U.S. Treasury Notes 2.625% - 3.875% due 12/31/2027 - 02/15/2029	(25,653)	25,948	25,964
	3.620	06/25/2026	07/02/2026		17,036	U.S. Treasury Notes 4.125% due 11/15/2032	(17,040)	17,036	17,046
MEI	1.900	06/17/2026	07/02/2026	EUR	5,275	Romania Government International Bonds 1.375% due 12/02/2029	(6,031)	6,027	6,031
	1.900	07/02/2026	TBD(2)		5,284	Romania Government International Bonds 1.375% due 12/02/2029	(6,031)	6,037	6,037

Total Repurchase Agreements							$(111,875)	$111,728	$111,845

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date			Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BPS	3.870%	02/11/2026	TBD	(4)	$	(8,395)	$(8,522)
BRC	2.000	06/17/2026	TBD	(4)	EUR	(492)	(562)
	2.100	06/17/2026	TBD	(4)		(852)	(975)
	2.250	06/17/2026	TBD	(4)		(491)	(562)
	2.300	06/17/2026	TBD	(4)		(2,490)	(2,847)
	3.500	12/12/2025	TBD	(4)	$	(1,638)	(1,670)
	3.500	02/20/2026	TBD	(4)		(442)	(447)
	3.500	04/06/2026	TBD	(4)		(4,185)	(4,220)
	3.650	12/12/2025	TBD	(4)		(781)	(797)
	3.700	02/11/2026	TBD	(4)		(3,183)	(3,229)
	3.800	12/12/2025	TBD	(4)		(571)	(583)
	3.800	05/13/2026	TBD	(4)		(1,339)	(1,346)
	3.850	05/13/2026	TBD	(4)		(13,377)	(13,447)
	3.860	02/11/2026	TBD	(4)		(7,711)	(7,827)
	3.870	02/11/2026	TBD	(4)		(3,356)	(3,407)
	6.950	06/11/2026	07/01/2026		ZAR	(327,759)	(20,086)
	6.950	07/01/2026	TBD	(4)		(329,292)	(20,103)
MBC	2.370	06/17/2026	TBD	(4)	EUR	(18,026)	(20,615)
	2.370	06/25/2026	07/09/2026			(3,925)	(4,487)
	3.850	05/13/2026	TBD	(4)	$	(14,743)	(14,821)
	3.850	06/25/2026	07/09/2026			(35,836)	(35,859)
MEI	3.800	05/13/2026	07/02/2026			(1,631)	(1,639)
	3.800	07/02/2026	TBD	(4)		(1,677)	(1,677)
MYI	(1.250)	12/12/2025	07/08/2026			(274)	(276)
	2.250	04/14/2026	07/08/2026			(1,713)	(1,721)
	2.300	06/17/2026	07/08/2026		EUR	(3,307)	(3,782)
	2.350	06/25/2026	07/09/2026			(2,037)	(2,329)
	2.370	06/17/2026	07/08/2026			(4,605)	(5,266)
	2.390	06/17/2026	07/08/2026			(5,951)	(6,806)
	2.400	06/17/2026	07/08/2026			(2,969)	(3,396)
	2.400	06/25/2026	07/09/2026			(2,259)	(2,582)
	2.700	12/12/2025	07/08/2026		$	(704)	(715)
	2.750	05/11/2026	07/08/2026			(720)	(723)
	3.150	12/12/2025	07/08/2026			(420)	(427)
	3.250	04/10/2026	07/08/2026			(1,309)	(1,319)
	3.450	12/12/2025	07/08/2026			(154)	(157)
	3.470	06/30/2026	07/14/2026			(10,560)	(10,561)
	3.490	04/10/2026	07/08/2026			(2,905)	(2,928)
	3.600	12/12/2025	07/08/2026			(5,141)	(5,245)
	3.700	06/25/2026	07/09/2026			(7,195)	(7,199)
	3.750	02/11/2026	07/08/2026			(4,211)	(4,272)
	3.850	02/11/2026	07/08/2026			(4,708)	(4,778)
	3.850	06/25/2026	07/09/2026			(5,349)	(5,353)
NOM	3.550	05/06/2026	TBD	(4)		(2,863)	(2,878)
	3.570	12/12/2025	TBD	(4)		(3,329)	(3,395)
	3.600	12/12/2025	TBD	(4)		(1,491)	(1,521)
	3.750	12/12/2025	TBD	(4)		(6,415)	(6,549)
	3.800	12/12/2025	TBD	(4)		(928)	(948)
	3.900	05/27/2026	TBD	(4)		(4,510)	(4,527)
SCX	2.200	06/17/2026	TBD	(4)	EUR	(341)	(390)
	2.950	04/27/2026	TBD	(4)	$	(808)	(812)
	3.000	12/12/2025	TBD	(4)		(1,658)	(1,685)
	3.250	12/12/2025	TBD	(4)		(539)	(549)
	3.880	12/12/2025	TBD	(4)		(2,760)	(2,819)
	3.880	06/09/2026	TBD	(4)		(3,892)	(3,902)
	3.900	06/25/2026	07/09/2026			(4,325)	(4,328)
UBS	3.000	05/28/2026	TBD	(4)		(279)	(280)
	3.850	05/13/2026	TBD	(4)		(200)	(201)

Total Reverse Repurchase Agreements							$(274,347)

SHORT SALES:

Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales
Romania (0.4)%
Sovereign Issues (0.4)%
Romania Government International Bonds	1.375%	12/02/2029	EUR	10,700	$(12,544)	$(11,323)

Total Romania					(12,544)	(11,323)

United States (1.6)%
U.S. Treasury Obligations (1.6)%
U.S. Treasury Bonds	2.250	05/15/2041	$	6,000	(4,343)	(4,393)
U.S. Treasury Bonds	3.375	11/15/2048		8,238	(6,453)	(6,481)
U.S. Treasury Notes	2.625	02/15/2029		10,100	(9,198)	(9,817)
U.S. Treasury Notes	3.875	12/31/2027		15,900	(15,740)	(16,144)
U.S. Treasury Notes	4.000	02/15/2034		300	(294)	(298)
U.S. Treasury Notes	4.125	11/15/2032		17,100	(17,703)	(17,040)

Total United States					(53,731)	(54,173)

Total Short Sales (2.0)%					$(66,275)	$(65,496)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

(m)	Securities with an aggregate market value of $256,232 and cash of $589 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(179,004) at a weighted average interest rate of 3.618%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

										Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures				09/2026	4,895	$537,915	$5,042		$0	$(1,453)
CBOT 2 Year U.S. Treasury Notes Futures				09/2026	1,942	400,310	(199)		0	(228)
CBOT 5 Year U.S. Treasury Notes Futures				09/2026	1,338	143,229	375		0	(251)
Eurex Short-term Euro-BTP Futures				09/2026	1,732	211,850	440		0	(89)
Euro-BTP Italian Bond Futures				09/2026	26	3,546	30		0	(2)
Ultra U.S. Treasury Bond Futures				09/2026	528	61,331	1,832		0	(396)

							$7,520		$0	$(2,419)

SHORT FUTURES CONTRACTS

									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
Eurex 10 Year Euro BUND Futures				09/2026	611	$(88,900)	$(939)		$91	$0
Eurex 2 Year Euro SCHATZ Futures				09/2026	856	(103,636)	(88)		44	0
Eurex 30 Year Euro BUXL Futures				09/2026	32	(4,067)	(85)		9	0
Eurex 5 Year Euro BOBL Futures				09/2026	510	(67,235)	(299)		47	0
French Government Bond Futures				09/2026	4	(548)	(2)		1	0
Ultra 10 Year U.S. Treasury Notes Futures				09/2026	56	(6,298)	(82)		22	0

							$(1,495)		$214	$0

Total Futures Contracts							$6,025		$214	$(2,419)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received) Unrealized Appreciation/ (Depreciation)	Market Value(5)		Asset	Liability
Oracle Corp.	1.000%	Quarterly	06/20/2027	0.561%	$15,000	$57$10	$67		$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

										Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation) Market Value(5)		Asset	Liability
CDX.EM-38 5-Year Index		(1.000)%	Quarterly	12/20/2027	$7,000	$400	$(453	)$(53)	$0	$(2)
CDX.EM-39 5-Year Index		(1.000)	Quarterly	06/20/2028	12,400	528	(628	)(100)	0	(4)
CDX.EM-HY44 5-Year Index		(1.000)	Quarterly	12/20/2030	24,000	1,098	(487	)611	0	(22)
CDX.IG-41 5-Year Index		(1.000)	Quarterly	12/20/2028	2,600	(31)	(15	)(46)	0	0
CDX.IG-42 5-Year Index		(1.000)	Quarterly	06/20/2029	9,100	(207)	30	(177)	1	0
CDX.IG-43 5-Year Index		(1.000)	Quarterly	12/20/2029	18,200	(413)	39	(374)	2	0
CDX.IG-44 5-Year Index		(1.000)	Quarterly	06/20/2030	5,200	(104)	(6	)(110)	1	0
CDX.IG-45 5-Year Index		(1.000)	Quarterly	12/20/2030	6,400	(141)	0	(141)	1	0
CDX.IG-46 5-Year Index		(1.000)	Quarterly	06/20/2031	134,600	(2,594)	(395	)(2,989)	16	0

						$(1,464)	$(1,915	)$(3,379)	$21	$(28)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-45 5-Year Index	1.000%	Quarterly	06/20/2031	$31,050	$(920)	$379	$(541)	$8	$0

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.500%	Semi-Annual	06/21/2027	$22,300	$(1,340)	$737	$(603)	$0	$(8)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	2,000	11	(141)	(130)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	9,500	70	(18)	52	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	58,095	182	143	325	103	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	8,440	(15)	(32)	(47)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	26,400	(1,385)	496	(889)	0	(50)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	67,300	(1,487)	(159)	(1,646)	0	(133)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	17,500	248	181	429	35	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030	68,910	310	1,227	1,537	146	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030	22,940	11	(84)	(73)	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	11,000	(146)	217	71	26	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	21,200	(1,089)	708	(381)	0	(50)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	3,600	101	(37)	64	8	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031	3,300	46	(442)	(396)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033	33,250	466	437	903	126	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	2,300	(8)	(26)	(34)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	2,600	(10)	(28)	(38)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	3,000	(12)	61	49	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	4,400	(17)	86	69	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	5,500	(21)	113	92	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	700	(3)	8	5	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	2,500	(9)	52	43	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	2,100	(8)	40	32	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	1,900	(7)	46	39	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	1,400	(5)	34	29	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	800	(3)	21	18	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	1,400	(5)	56	51	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	5,410	(294)	128	(166)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034	23,100	(968)	484	(484)	96	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	41,200	77	524	601	174	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	6,200	(68)	169	101	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	6,700	487	(115)	372	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	11,700	516	136	652	54	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		11,200	(77)	308	231	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2036		3,200	(5)	76	71	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		1,600	89	(31)	58	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2039		4,800	(24)	216	192	31	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	06/15/2046		500	52	85	137	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2046		5,000	217	(50)	167	42	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/21/2046		800	119	131	250	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	(5)	(6)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		400	(2)	(20)	(22)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		20,000	(2,423)	(778)	(3,201)	0	(198)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		19,300	2,746	328	3,074	191	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		4,800	(654)	(119)	(773)	0	(48)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		500	(25)	(13)	(38)	0	(5)
Receive	1-Year BRL-CDI	13.055	Maturity	01/04/2027	BRL	31,300	0	24	24	0	(1)
Receive	1-Year BRL-CDI	12.716	Maturity	01/02/2029		600	1	2	3	0	0
Pay	1-Year BRL-CDI	13.015	Maturity	01/02/2029		20,100	(17)	(70)	(87)	8	0
Receive	1-Year BRL-CDI	13.030	Maturity	01/02/2029		47,700	0	197	197	0	(20)
Pay	1-Year BRL-CDI	13.265	Maturity	01/02/2029		48,400	0	(159)	(159)	20	0
Pay	1-Year BRL-CDI	13.255	Maturity	01/02/2031		110,400	(30)	(386)	(416)	62	0
Pay	1-Year BRL-CDI	13.350	Maturity	01/02/2031		12,100	0	(40)	(40)	7	0
Pay	1-Year BRL-CDI	13.385	Maturity	01/02/2031		61,300	34	(276)	(242)	35	0
Pay	1-Year BRL-CDI	13.520	Maturity	01/02/2031		79,900	1	(197)	(196)	45	0
Pay	1-Year BRL-CDI	13.560	Maturity	01/02/2031		30,300	0	(68)	(68)	17	0
Pay	1-Year BRL-CDI	13.670	Maturity	01/02/2031		14,200	0	(24)	(24)	8	0
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030	PLN	46,300	64	378	442	22	0
Receive	3-Month PLN-WIBOR	4.075	Annual	04/11/2030		46,300	0	(78)	(78)	0	(22)
Pay	3-Month PLN-WIBOR	4.678	Annual	03/11/2036		13,200	0	131	131	12	0
Pay	3-Month PLN-WIBOR	4.655	Annual	03/16/2036		14,700	0	137	137	14	0
Pay	3-Month PLN-WIBOR	4.828	Annual	03/17/2036		6,500	0	85	85	6	0
Pay	3-Month ZAR-JIBAR	6.770	Quarterly	03/10/2028	ZAR	100,200	0	(54)	(54)	0	(9)
Receive	6-Month CLP-CHILIBOR	5.511	Semi-Annual	11/13/2033	CLP	4,946,700	0	(212)	(212)	0	(6)
Pay	6-Month CLP-CHILIBOR	4.855	Semi-Annual	12/18/2033		4,700,000	0	(19)	(19)	5	0
Pay	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029	CZK	200,400	247	(193)	54	0	(11)
Pay	6-Month CZK-PRIBOR	3.530	Annual	07/15/2029		436,900	(8)	47	39	0	(22)
Pay	6-Month CZK-PRIBOR	3.075	Annual	10/03/2029		389,200	(41)	(259)	(300)	0	(26)
Pay	6-Month CZK-PRIBOR	3.489	Annual	10/30/2029		215,200	(65)	52	(13)	0	(13)
Receive	6-Month CZK-PRIBOR	3.325	Annual	05/09/2030		42,000	0	55	55	3	0
Receive	6-Month CZK-PRIBOR	3.328	Annual	05/09/2030		430,000	0	560	560	28	0
Receive	6-Month CZK-PRIBOR	3.363	Annual	05/29/2030		635,300	292	498	790	40	0
Pay	6-Month CZK-PRIBOR	4.049	Annual	12/12/2030		773,200	510	155	665	0	(46)
Pay	6-Month CZK-PRIBOR	3.636	Annual	02/09/2031		1,520,420	(2,016)	655	(1,361)	0	(95)
Pay	6-Month CZK-PRIBOR	3.920	Annual	02/09/2031		546,300	361	(516)	(155)	0	(34)
Pay	6-Month CZK-PRIBOR	4.470	Annual	05/25/2031		190,778	0	153	153	0	(11)
Pay	6-Month CZK-PRIBOR	4.480	Annual	03/11/2036		738,378	74	769	843	0	(44)
Pay	6-Month CZK-PRIBOR	3.930	Annual	05/22/2036		304,900	(390)	68	(322)	0	(18)
Pay	6-Month CZK-PRIBOR	4.625	Annual	05/25/2036		133,098	0	216	216	0	(7)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	4,400	(10)	176	166	0	(2)
Pay	6-Month EUR-EURIBOR	2.818	Annual	06/26/2029		11,000	328	(291)	37	0	(6)
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		16,100	223	(10)	213	14	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		2,400	(9)	149	140	0	(2)
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		78,900	1,455	(32)	1,423	104	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		12,300	(227)	4	(223)	0	(16)
Pay	6-Month HUF-BBR	5.935	Annual	05/08/2030	HUF	8,439,000	(63)	975	912	0	(33)
Receive	6-Month HUF-BBR	6.190	Annual	11/18/2030		2,704,800	85	(790)	(705)	11	0
Receive	6-Month HUF-BBR	6.410	Annual	11/21/2030		4,739,500	0	(1,390)	(1,390)	21	0
Receive	6-Month HUF-BBR	6.439	Annual	11/24/2030		1,438,000	0	(430)	(430)	6	0
Receive	6-Month HUF-BBR	6.500	Annual	11/25/2030		268,500	0	(82)	(82)	1	0
Receive	6-Month HUF-BBR	7.050	Annual	03/11/2036		1,246,400	(123)	(588)	(711)	10	0
Pay	6-Month HUF-BBR	7.020	Annual	03/16/2036		2,455,600	0	1,382	1,382	0	(19)
Pay	6-Month HUF-BBR	6.910	Annual	03/19/2036		1,341,500	0	717	717	0	(10)
Receive	6-Month HUF-BBR	6.430	Annual	04/14/2036		260,500	0	(107)	(107)	2	0
Receive	6-Month HUF-BBR	6.485	Annual	04/14/2036		818,000	0	(347)	(347)	6	0
Receive	6-Month HUF-BBR	6.040	Annual	04/15/2036		562,900	0	(177)	(177)	4	0
Receive	6-Month HUF-BBR	6.070	Annual	04/15/2036		911,400	0	(293)	(293)	7	0
Receive	28-Day MXN-TIIE	9.769	Lunar	09/27/2028	MXN	21,400	0	(62)	(62)	2	0
Pay	28-Day MXN-TIIE	9.235	Lunar	05/02/2029		372,800	(36)	986	950	0	(44)
Receive	28-Day MXN-TIIE	8.267	Lunar	02/28/2030		330,900	(8)	(464)	(472)	53	0
Pay	28-Day MXN-TIIE	8.280	Lunar	03/06/2036		41,900	0	30	30	0	(17)
Receive	28-Day MXN-TIIE	8.193	Lunar	06/04/2036		42,100	0	(13)	(13)	17	0
Pay	28-Day MXN-TIIE	8.500	Lunar	06/04/2036		200	0	0	0	0	0

							$(3,731)	$6,127	$2,396	$1,837	$(1,192)

Total Swap Agreements							$(6,058)	$4,601	$(1,457)	$1,867	$(1,220)

(o)	Securities with an aggregate market value of $25,651 and cash of $23,502 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2026	AUD	26	$	18	$0	$0
	07/2026	$	233	AUD	327	0	(7)
	08/2026		18		26	0	0
BOA	07/2026	COP	7,878	$	2	0	0
	07/2026	DOP	17,649		300	2	0
	07/2026	GBP	640		855	6	0
	07/2026	JPY	2,266		14	0	0
	07/2026	NOK	205		22	1	0
	07/2026	$	1,323	KRW	2,015,184	0	(20)
	07/2026		186	PLN	702	1	0
	08/2026	DOP	63,359	$	1,069	16	0
	08/2026	ILS	109		37	0	0
	08/2026	ZAR	63,221		3,571	0	(278)
	09/2026	COP	180,576,663		46,780	0	(5,114)
	09/2026	KZT	214,658		427	0	(11)
	09/2026	PHP	9,019		146	0	0
	10/2026	$	2	COP	8,064	0	0
BPS	07/2026	BRL	74,639	EUR	12,583	0	(81)
	07/2026		82,761	$	15,988	0	(44)
	07/2026	CZK	51,396		2,470	50	0
	07/2026	EUR	12,611	BRL	74,639	49	0
	07/2026		4,155	$	4,717	0	(30)
	07/2026	ILS	212		72	1	0
	07/2026	JPY	7,663		48	1	0
	07/2026	KRW	12,529,300		8,291	190	0
	07/2026	$	16,373	BRL	82,761	0	(341)
	07/2026		205	CNH	1,387	0	(1)
	07/2026		266	CZK	5,540	0	(5)
	07/2026		8,789	EUR	7,701	14	(4)
	07/2026		2,053	INR	197,794	34	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026		1,309	KWD	400	0	(18)
	07/2026		737	TWD	23,252	0	(7)
	07/2026	ZAR	63,701	$	3,883	0	0
	08/2026	$	1	BRL	4	0	0
	09/2026	IDR	2,801,779	$	158	3	0
	09/2026	INR	1,354		14	0	0
	09/2026	PEN	14,569		4,239	0	(10)
	09/2026	$	39	IDR	706,703	0	0
	09/2026		1	THB	24	0	0
	12/2026	IDR	711,510	$	39	0	0
	06/2027	$	615	KWD	187	0	(8)
	05/2029	KWD	2,427	$	8,344	428	0
	07/2029		579		1,991	103	0
	05/2030		1,747		6,015	308	0
	08/2030		311		1,049	32	0
	01/2031		1,724		5,809	171	0
	06/2031		1,421		4,779	129	0
BRC	07/2026	COP	15,940,937		4,199	0	(439)
	07/2026	ILS	234		79	0	0
	07/2026	MYR	62		15	0	0
	07/2026	PEN	6,439		1,904	22	(1)
	07/2026	TRY	412,314		8,653	0	(85)
	07/2026	$	4,631	COP	15,940,937	7	0
	07/2026		32,989	TRY	1,574,691	351	0
	07/2026	ZAR	314,602	$	19,369	193	0
	09/2026	COP	15,940,937		4,572	0	(9)
BSH	07/2026	AUD	120		83	0	0
	07/2026	EUR	797		929	19	0
	07/2026	JPY	40,609		255	6	0
	07/2026	PEN	17,889		5,223	42	(51)
	08/2026		243		71	0	0
	08/2026	$	83	AUD	120	0	0
	09/2026	BRL	97,833	$	19,074	402	0
	09/2026	PEN	34,962		10,089	0	(109)
CBK	07/2026	BRL	960		186	0	(1)
	07/2026	COP	5,136,253		1,345	0	(153)
	07/2026	EGP	18,153		362	0	(7)
	07/2026	EUR	3,757		4,382	89	0
	07/2026	HUF	506,300		1,656	31	0
	07/2026	ILS	236		81	2	0
	07/2026	PEN	54,297		15,622	25	(278)
	07/2026	$	190	BRL	960	0	(4)
	07/2026		3,535	COP	12,390,487	76	0
	07/2026		2,158	EGP	114,675	163	0
	07/2026		8,196	HUF	2,559,068	17	0
	07/2026		246	KZT	132,492	30	0
	07/2026		2,684	PEN	9,158	0	(5)
	07/2026		36	PLN	133	0	(1)
	07/2026		263	TWD	8,328	0	(2)
	08/2026	COP	36,355,617	$	9,563	0	(959)
	08/2026	ILS	358		124	3	0
	08/2026	INR	2,206,282		23,537	306	0
	09/2026	COP	17,456,012		4,759	0	(258)
	09/2026	IDR	671,486		38	0	0
	09/2026	KZT	448,240		888	0	(26)
	09/2026	PEN	10,573		3,092	7	0
	09/2026	$	362	EGP	18,653	5	0
	09/2026		168	IDR	3,027,424	0	0
	09/2026		46	PEN	157	0	0
	10/2026	COP	3,035,945	$	852	0	(14)
	10/2026	UZS	2,336,879		185	0	(6)
	11/2026	COP	9,698,734		2,683	0	(64)
	11/2026	NGN	357,438		219	0	(27)
	12/2026	IDR	3,047,695		168	0	0
DUB	07/2026	CZK	55,539		2,667	53	0
	07/2026	INR	327,046		3,463	10	0
	07/2026	KZT	154,274		324	2	0
	07/2026	NOK	510		55	3	0
	07/2026	$	1,034	EGP	55,705	93	0
	07/2026		2,311	INR	222,928	42	0
	07/2026		3,939	KZT	2,124,079	485	0
	07/2026		7,743	PEN	26,187	0	(85)
	07/2026		36	PLN	135	0	(1)
	07/2026	UZS	13,233,742	$	1,062	0	(38)
	07/2026	ZAR	146,292		9,037	120	0
	08/2026	KZT	304,390		629	2	0
	08/2026	$	4,279	EGP	229,607	305	0
	08/2026		105	INR	9,912	0	(1)
	09/2026	IDR	419,700	$	23	0	0
	09/2026	PEN	40,362		11,890	122	(2)
	09/2026	PKR	307,827		1,033	0	(60)
	09/2026	$	83	IDR	1,492,938	0	0
	09/2026		3,463	INR	329,263	0	(9)
	09/2026		1,559	KZT	790,533	60	0
	10/2026	PEN	13,024	$	3,765	0	(29)
	10/2026	UZS	16,878,880		1,328	0	(58)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	11/2026	KZT	360,083		727	5	0
	11/2026	UZS	12,366,845		947	0	(61)
	12/2026	IDR	1,502,974		83	0	0
	12/2026	$	284	KZT	149,279	13	0
	12/2026	UZS	56,264,481	$	4,330	0	(252)
FAR	07/2026	AUD	55		38	0	0
	07/2026	CNH	5,022		738	0	(1)
	07/2026	EUR	3,841		4,381	0	(8)
	07/2026	GBP	4,330		5,823	79	0
	07/2026	PLN	264		72	2	0
	07/2026	$	204	CNH	1,380	0	(1)
	07/2026		65	HUF	20,172	0	(1)
	07/2026		1,155	JPY	186,888	0	(6)
	07/2026		103	PLN	380	0	(2)
	07/2026		760	SGD	969	0	(11)
	07/2026	ZAR	208,408	$	12,629	0	(75)
	08/2026	ILS	153		53	2	0
	08/2026	JPY	186,399		1,155	6	0
	08/2026	PEN	6,802		2,012	24	0
	08/2026	$	38	AUD	55	0	0
	08/2026		738	CNH	5,011	1	0
	08/2026		4,387	EUR	3,841	8	0
	09/2026	INR	8,326	$	87	0	(1)
	09/2026	PEN	8,920		2,626	25	0
GLM	07/2026	BRL	74,639	EUR	12,611	0	(49)
	07/2026		35	$	7	0	0
	07/2026	CAD	371		261	0	(1)
	07/2026	COP	151,795		40	0	(4)
	07/2026	DOP	63,747		1,051	0	(17)
	07/2026	EUR	12,659	BRL	74,639	0	(6)
	07/2026	$	7		35	0	0
	07/2026		8,890	COP	30,900,723	110	0
	08/2026	BRL	74,639	EUR	12,545	6	0
	08/2026	DOP	296,165	$	4,795	11	(134)
	08/2026	INR	1,084		11	0	0
	08/2026	$	1	BRL	7	0	0
	08/2026		261	CAD	371	1	0
	09/2026	COP	6,178,217	$	1,770	0	(6)
	09/2026	DOP	282,426		4,725	50	(2)
	09/2026	IDR	1,935,391		108	1	0
	09/2026	INR	9,901		103	0	(1)
	09/2026	$	2	BRL	10	0	0
	10/2026	DOP	14,592	$	245	4	0
	11/2026	COP	25,458,870		7,097	0	(108)
	11/2026	DOP	10,641		175	0	0
	12/2026		27,061		453	10	0
IND	07/2026	$	83	HUF	25,338	0	(2)
JPM	07/2026	AUD	1,518	$	1,062	11	0
	07/2026	BRL	83,949		16,313	52	0
	07/2026	EGP	18,444		375	0	0
	07/2026	HUF	1,528,397		4,997	90	0
	07/2026	ILS	621		208	0	(1)
	07/2026	KZT	58,394		122	1	0
	07/2026	PEN	6,850		1,984	0	(18)
	07/2026	PLN	675		185	6	0
	07/2026	$	1,008	AUD	1,413	0	(29)
	07/2026		16,217	BRL	83,949	45	0
	07/2026		348	EGP	18,444	27	0
	07/2026		146	NOK	1,445	0	0
	08/2026	ILS	591	$	203	4	0
	08/2026	NOK	1,446		146	0	0
	08/2026	$	1,061	AUD	1,518	0	(11)
	09/2026	INR	2,092	$	22	0	0
	09/2026	MXN	96,094		5,531	71	0
	10/2026	$	16,313	BRL	85,797	0	(52)
	11/2026		639	EGP	36,951	75	0
	12/2026		22	MXN	377	0	0
	06/2027	UZS	821,581	$	61	0	(4)
MBC	07/2026	AUD	26		18	0	0
	07/2026	CHF	6,870		8,773	270	0
	07/2026	COP	32,096,032		8,473	0	(876)
	07/2026	EUR	8,362		9,715	161	0
	07/2026	INR	328,339		3,477	10	0
	07/2026	JPY	37,839		238	5	0
	07/2026	NOK	1,212		131	8	0
	07/2026	$	4	AUD	6	0	0
	07/2026		7,400	EUR	6,375	0	(116)
	07/2026		1,453	GBP	1,082	0	(17)
	07/2026		5,361	INR	516,720	93	0
	07/2026		22,882	KRW	34,686,219	0	(456)
	07/2026		47	NOK	466	0	0
	08/2026	NOK	466	$	47	0	0
	08/2026	$	18	AUD	26	0	0
	09/2026	INR	5,280	$	55	0	0
	09/2026	$	3,477	INR	330,564	0	(9)
	10/2026	EGP	86,335	$	1,663	0	(21)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	10/2026	ZAR	39,792		2,236	0	(174)
MYI	08/2026	$	2,949	EGP	165,129	336	0
	10/2026		2,089	AZN	3,737	92	0
	10/2027		4,178		7,687	202	0
NGF	07/2026		5,421	INR	521,520	86	0
	07/2026		307	TRY	14,468	1	0
	09/2026	IDR	409,968	$	23	0	0
SCX	07/2026	COP	6,178,217		1,604	0	(195)
	07/2026	INR	257,492		2,718	0	(1)
	07/2026	KZT	897,085		1,855	0	(20)
	07/2026	PEN	5,776		1,686	0	(3)
	07/2026	$	1,357	EGP	72,216	102	0
	07/2026		7,134	INR	683,847	87	0
	07/2026		3,176	KZT	1,713,170	397	0
	08/2026	INR	2,693	$	28	0	0
	08/2026	$	432	EGP	23,922	45	0
	09/2026	IDR	1,054,419	$	59	0	0
	09/2026	KZT	70,275		140	0	(4)
	09/2026	$	2,718	INR	259,218	2	0
	09/2026		1,855	KZT	919,212	20	0
SOG	07/2026	EUR	274,245	$	319,918	6,566	0
	07/2026	JPY	98,534		620	14	0
	07/2026	PEN	10,941		3,238	38	0
	07/2026	SGD	971		749	0	(1)
	07/2026	$	8,493	CHF	6,871	11	0
	07/2026		333	CNH	2,254	0	(1)
	07/2026		2,594	EGP	138,101	182	0
	07/2026		322,898	EUR	283,866	1,448	0
	08/2026	CHF	6,846	$	8,493	0	(11)
	08/2026	EUR	283,866		323,336	0	(1,445)
	08/2026	$	3,031	EGP	167,492	312	0
	08/2026		749	SGD	968	1	0
	09/2026		1,205	EGP	65,888	100	0
	11/2026		1,301		75,190	153	0
SSB	07/2026	EUR	6,626	$	7,554	0	(17)
	07/2026	$	277	CAD	382	0	(8)
	07/2026		4,358	EUR	3,841	31	0
	07/2026		5,139	GBP	3,888	18	0
	08/2026	GBP	3,888	$	5,139	0	(18)
	08/2026	$	7,564	EUR	6,626	17	0
UAG	07/2026		37	PLN	135	0	(1)
	09/2026	COP	17,687,606	$	4,834	0	(249)
	10/2026	HUF	933,728	EUR	2,512	0	(104)
	11/2026		1,137,219		3,155	0	(13)

Total Forward Foreign Currency Contracts						$16,180	$(13,385)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put -OTC EUR versus BRL	BRL	5.850	08/19/2026	20,928	$301	$130

Total Purchased Options						$301	$130

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC EUR versus BRL	BRL	6.250	08/19/2026	20,928	$(337)	$(112)
UAG	Call -OTC EUR versus HUF	HUF	389.720	10/21/2026	13,579	(174)	(42)
	Call -OTC EUR versus HUF		375.000	11/10/2026	13,717	(218)	(116)

Total Written Options						$(729)	$(270)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bonds	(1.000)%	Quarterly	06/20/2035	1.427%	$1,700	$118	$(66)	$52	$0
	Oman Government International Bonds	(1.000)	Quarterly	12/20/2027	0.298	2,200	72	(95)	0	(23)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	Panama Government International Bonds	(1.000)	Quarterly	12/20/2029	0.626	2,200	76	(103)	0	(27)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2028	0.362	23,000	(348)	(5)	0	(353)
BPS	Oman Government International Bonds	(1.000)	Quarterly	12/20/2027	0.298	900	30	(39)	0	(9)
BRC	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2035	1.427	1,300	87	(48)	39	0
	Oman Government International Bonds	(1.000)	Quarterly	12/20/2027	0.298	900	24	(33)	0	(9)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	0.831	19,800	(219)	(10)	0	(229)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2035	0.901	6,400	(16)	(34)	0	(50)
CBK	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2035	1.427	3,300	224	(123)	101	0
GST	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2029	0.533	3,700	28	(78)	0	(50)
	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2035	1.427	100	7	(4)	3	0
JPM	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2029	0.533	2,400	15	(47)	0	(32)
MYC	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	0.831	5,900	(68)	0	0	(68)

							$30	$(685)	$195	$(850)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Argentine Republic Government International Bonds	5.000%	Quarterly	12/20/2026	0.814%	$100	$2	$0	$2	$0
	Brazil Government International Bonds	1.000	Quarterly	06/20/2030	1.024	1,000	(37)	36	0	(1)
	Brazil Government International Bonds	1.000	Quarterly	06/20/2035	1.994	200	(27)	13	0	(14)
	Chile Government International Bonds	1.000	Quarterly	12/20/2026	0.139	1,800	10	(2)	8	0
	Egypt Government International Bonds	1.000	Quarterly	12/20/2026	1.785	4,400	(37)	22	0	(15)
	Peru Government International Bonds	1.000	Quarterly	12/20/2031	0.686	600	(25)	34	9	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2026	0.880	2,600	(18)	20	2	0
	Republic of South Africa Government International Bonds	1.000	Quarterly	06/20/2031	1.246	2,300	(24)	(1)	0	(25)
	South Africa Government International Bonds	1.000	Quarterly	12/20/2035	2.083	1,000	(116)	37	0	(79)
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2027	0.799	4,100	(809)	818	9	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2035	2.964	15,800	(2,590)	440	0	(2,150)
BPS	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	0.814	800	13	4	17	0
	Benin Government International Bonds	1.000	Quarterly	12/20/2035	2.053	5,500	(541)	120	0	(421)
	Brazil Government International Bonds	1.000	Quarterly	12/20/2027	0.565	5,700	(386)	423	37	0
	Brazil Government International Bonds	1.000	Quarterly	06/20/2035	1.994	500	(69)	34	0	(35)
	Chile Government International Bonds	1.000	Quarterly	06/20/2027	0.169	2,500	(46)	67	21	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2029	0.893	2,000	(78)	84	6	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2027	0.369	4,200	(4)	43	39	0
	Peru Government International Bonds	1.000	Quarterly	06/20/2029	0.393	2,000	19	16	35	0
	Philippines Government International Bonds	1.000	Quarterly	06/20/2031	0.632	8,500	18	124	142	0
	Serbia Government International Bonds	1.000	Quarterly	12/20/2027	0.616	2,000	(177)	189	12	0
	South Africa Government International Bonds	1.000	Quarterly	06/20/2028	0.468	2,600	(224)	251	27	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	Turkiye Government International Bonds	1.000	Quarterly	06/20/2027	0.799		300	(59)	60	1	0
BRC	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	1.431		2,700	32	64	96	0
	Brazil Government International Bonds	1.000	Quarterly	12/20/2030	1.151		900	(125)	120	0	(5)
	Chile Government International Bonds	1.000	Quarterly	12/20/2026	0.139		10,100	96	(52)	44	0
	Chile Government International Bonds	1.000	Quarterly	06/20/2027	0.169		10,700	(204)	292	88	0
	Chile Government International Bonds	1.000	Quarterly	12/20/2030	0.381		7,100	167	15	182	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.422		4,300	7	6	13	0
	Indonesia Government International Bonds	1.000	Quarterly	06/20/2031	0.893		37,000	34	151	185	0
	Nigeria Government International Bonds	1.000	Quarterly	12/20/2026	1.156		10,100	(35)	30	0	(5)
	Nigeria Government International Bonds	1.000	Quarterly	06/20/2027	1.333		6,000	(62)	44	0	(18)
	Nigeria Government International Bonds	1.000	Quarterly	12/20/2029	2.242		1,800	(267)	197	0	(70)
	Panama Government International Bonds	1.000	Quarterly	06/20/2031	0.868		1,200	5	2	7	0
	Peru Government International Bonds	1.000	Quarterly	12/20/2030	0.571		8,600	149	4	153	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2026	0.880		5,600	(35)	40	5	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2027	1.303		10,000	(173)	132	0	(41)
	Romania Government International Bonds	1.000	Quarterly	12/20/2029	1.097		2,800	(122)	114	0	(8)
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.495		23,400	330	110	440	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2029	1.716		300	(20)	13	0	(7)
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2030	1.860		2,700	(269)	187	0	(82)
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2030	2.045		10,000	(475)	64	0	(411)
BSS	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	1.431		3,900	(546)	684	138	0
CBK	Angola Government International Bonds	1.000	Quarterly	06/20/2027	2.189		900	(29)	19	0	(10)
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	1.431		5,878	(434)	642	208	0
	Benin Government International Bonds	1.000	Quarterly	06/20/2028	1.858		500	(34)	26	0	(8)
	Brazil Government International Bonds	1.000	Quarterly	12/20/2027	0.565		700	(51)	56	5	0
	Brazil Government International Bonds	1.000	Quarterly	06/20/2030	1.024		1,000	(37)	36	0	(1)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.422		11,500	15	19	34	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2031	1.448		4,300	(87)	3	0	(84)
	Cote D’ivoire Government International Bonds	1.000	Quarterly	06/20/2030	1.894		1,050	(133)	100	0	(33)
	Dominican Republic International Bonds	1.000	Quarterly	06/20/2030	1.089		2,900	(186)	177	0	(9)
	Ecuador Government International Bonds	5.000	Quarterly	06/20/2027	1.177		2,300	78	9	87	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.167		11,200	(64)	157	93	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2030	0.691		1,000	(19)	31	12	0
	Panama Government International Bonds	1.000	Quarterly	06/20/2030	0.695		500	(17)	23	6	0
	Peru Government International Bonds	1.000	Quarterly	06/20/2030	0.505		1,100	(7)	27	20	0
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2027	0.799		1,900	(377)	381	4	0
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2030	1.860		10,000	(924)	619	0	(305)
DUB	Eskom «	4.650	Quarterly	06/30/2029	—	◆	12,833	0	657	657	0
	Nigeria Government International Bonds	1.000	Quarterly	12/20/2029	2.242		800	(131)	100	0	(31)
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—		482	0	2	2	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	◆	324	0	1	1	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.203		300	(13)	14	1	0
GST	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	1.431		3,999	(556)	697	141	0
	Brazil Government International Bonds	1.000	Quarterly	06/20/2030	1.024		7,100	(327)	323	0	(4)
	Chile Government International Bonds	1.000	Quarterly	12/20/2026	0.139		9,400	91	(50)	41	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2031	1.448		1,000	(49)	30	0	(19)
	Emirate of Abu Dhabi Government International Bonds	1.000	Quarterly	06/20/2027	0.173		8,000	115	(49)	66	0
	Oman Government International Bonds	1.000	Quarterly	06/20/2030	0.530		15,000	(358)	621	263	0
	Poland Government International Bonds	1.000	Quarterly	06/20/2030	0.411		5,000	46	64	110	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.495		27,700	410	111	521	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	12/20/2030	0.553		12,600	244	(11)	233	0
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2030	1.860		12,100	(1,290)	920	0	(370)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

JPM	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	1.431		800	11	17	28	0
	Brazil Government International Bonds	1.000	Quarterly	06/20/2030	1.024		3,200	(80)	78	0	(2)
	Cameroon Government International Bonds	1.000	Quarterly	12/20/2026	3.972		1,000	(25)	11	0	(14)
	Chile Government International Bonds	1.000	Quarterly	06/20/2027	0.169		4,500	(80)	117	37	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2031	1.448		16,700	(659)	333	0	(326)
	Cote D’ivoire Government International Bonds	1.000	Quarterly	06/20/2030	1.894		525	(66)	49	0	(17)
	Ecuador Government International Bonds	5.000	Quarterly	06/20/2027	1.177		6,700	221	32	253	0
	Poland Government International Bonds	1.000	Quarterly	06/20/2028	0.243		2,800	(7)	48	41	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2035	2.083		300	(35)	11	0	(24)
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2029	1.716		4,900	(338)	228	0	(110)
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2030	1.860		2,700	(300)	218	0	(82)
MEI	Turkiye Government International Bonds	1.000	Quarterly	06/20/2030	1.860		2,700	(277)	195	0	(82)
MYC	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	1.431		18,525	(982)	1,637	655	0
	Chile Government International Bonds	1.000	Quarterly	12/20/2026	0.139		6,600	38	(9)	29	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2031	1.448		10,300	(513)	312	0	(201)
	Dominican Republic International Bonds	1.000	Quarterly	06/20/2030	1.089		1,000	(67)	64	0	(3)
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.410		1,400	(27)	43	16	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.484		1,400	(15)	32	17	0
	Nigeria Government International Bonds	1.000	Quarterly	06/20/2030	2.361		190	(50)	41	0	(9)
	Panama Government International Bonds	1.000	Quarterly	06/20/2031	0.868		1,400	7	2	9	0
	Qatar Government International Bonds	1.000	Quarterly	12/20/2026	0.097		2,200	32	(22)	10	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2027	1.700	JPY	1,291,400	(134)	82	0	(52)
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.203		$3,000	(134)	146	12	0
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2027	0.799		2,700	(534)	540	6	0
MYI	Saudi Arabia Government International Bonds	1.000	Quarterly	12/20/2030	0.553		10,000	142	43	185	0

								$(14,714)	$15,052	$5,521	$(5,183)

Total Swap Agreements								$(14,684)	$14,367	$5,716	$(6,033)

(q)

Securities with an aggregate market value of $10,382 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

—◆ Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Investments in Securities, at Value
Angola
Corporate Bonds & Notes	$0	$12,703	$0	$12,703
Sovereign Issues	0	32,809	0	32,809
Argentina
Sovereign Issues	0	113,557	0	113,557
Armenia
Sovereign Issues	0	6,366	0	6,366
Australia
Corporate Bonds & Notes	0	6,150	0	6,150
Azerbaijan
Loan Participations and Assignments	0	0	10,103	10,103
Bahrain
Sovereign Issues	0	40,350	0	40,350
Benin
Sovereign Issues	0	5,106	0	5,106
Bermuda
Corporate Bonds & Notes	0	5,155	0	5,155
Bolivia
Sovereign Issues	0	6,775	0	6,775
Bosnia-Herze.
Sovereign Issues	0	9,900	0	9,900
Brazil
Corporate Bonds & Notes	0	35,296	0	35,296
Sovereign Issues	0	31,630	0	31,630
Bulgaria
Sovereign Issues	0	9,985	0	9,985
Cameroon
Sovereign Issues	0	7,562	0	7,562
Canada
Corporate Bonds & Notes	0	3,863	0	3,863
Cayman Islands
Asset-Backed Securities	0	1,208	0	1,208
Convertible Bonds & Notes	0	114	0	114
Corporate Bonds & Notes	0	56,296	6,287	62,583
Loan Participations and Assignments	0	0	5,194	5,194
Chile
Corporate Bonds & Notes	0	49,648	0	49,648
Sovereign Issues	0	33,579	0	33,579
China
Common Stocks	56	0	0	56
Colombia
Corporate Bonds & Notes	0	13,609	0	13,609
Sovereign Issues	0	137,709	0	137,709
Congo
Sovereign Issues	0	21,946	0	21,946
Costa Rica
Sovereign Issues	0	32,919	0	32,919
Czech Republic
Corporate Bonds & Notes	0	8,019	0	8,019
Dominican Republic
Sovereign Issues	0	85,593	0	85,593
Ecuador
Corporate Bonds & Notes	0	3,300	0	3,300
Sovereign Issues	0	43,984	0	43,984
Egypt
Sovereign Issues	0	75,785	0	75,785
El Salvador
Corporate Bonds & Notes	0	8,144	0	8,144
Loan Participations and Assignments	0	0	7,400	7,400
Sovereign Issues	0	7,808	0	7,808
France
Corporate Bonds & Notes	0	5,771	0	5,771
Gabon
Sovereign Issues	0	2,789	0	2,789
Georgia
Corporate Bonds & Notes	0	192	0	192
Germany
Loan Participations and Assignments	0	5,628	0	5,628
Ghana
Sovereign Issues	0	20,855	0	20,855
Guatemala
Sovereign Issues	0	36,020	0	36,020
Honduras
Sovereign Issues	0	1,392	0	1,392
Hong Kong
Corporate Bonds & Notes	0	4,641	0	4,641
Hungary
Sovereign Issues	0	45,053	0	45,053
India
Corporate Bonds & Notes	0	22,970	0	22,970
Indonesia
Corporate Bonds & Notes	0	90,052	0	90,052
Sovereign Issues	0	54,561	0	54,561
Ireland
Corporate Bonds & Notes	0	1,867	0	1,867

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Loan Participations and Assignments	0	0	16,745	16,745
Sovereign Issues	0	12,673	0	12,673
Israel
Corporate Bonds & Notes	0	27,149	0	27,149
Sovereign Issues	0	2,207	0	2,207
Italy
Sovereign Issues	0	1,550	0	1,550
Ivory Coast
Loan Participations and Assignments	0	5734	17,185	22,919
Sovereign Issues	0	25,677	0	25,677
Jamaica
Corporate Bonds & Notes	0	1,470	0	1,470
Jersey, Channel Islands
Corporate Bonds & Notes	0	3,968	0	3,968
Jordan
Sovereign Issues	0	6,549	0	6,549
Kazakhstan
Corporate Bonds & Notes	0	19,664	0	19,664
Sovereign Issues	0	8,662	0	8,662
Kenya
Loan Participations and Assignments	0	0	1,807	1,807
Sovereign Issues	0	25,823	0	25,823
Kuwait
Sovereign Issues	0	27,152	0	27,152
Kyrgyzstan
Corporate Bonds & Notes	0	4,918	0	4,918
Latvia
Sovereign Issues	0	4,656	0	4,656
Lebanon
Sovereign Issues	0	5,991	0	5,991
Luxembourg
Common Stocks	0	0	4,946	4,946
Corporate Bonds & Notes	0	52,689	0	52,689
Sovereign Issues	0	71,980	0	71,980
Macedonia
Sovereign Issues	0	9,299	0	9,299
Malaysia
Corporate Bonds & Notes	0	19,582	0	19,582
Mexico
Corporate Bonds & Notes	0	145,694	0	145,694
Sovereign Issues	0	129,582	0	129,582
Mongolia
Sovereign Issues	0	4,064	0	4,064
Morocco
Corporate Bonds & Notes	0	19,448	0	19,448
Sovereign Issues	0	8,639	0	8,639
Netherlands
Corporate Bonds & Notes	0	24,095	0	24,095
Loan Participations and Assignments	0	0	5,892	5,892
Nigeria
Corporate Bonds & Notes	0	17,537	0	17,537
Loan Participations and Assignments	0	2,779	5,069	7,848
Sovereign Issues	0	43,099	0	43,099
Oman
Corporate Bonds & Notes	0	7,166	0	7,166
Sovereign Issues	0	19,854	0	19,854
Pakistan
Sovereign Issues	0	18,829	0	18,829
Panama
Corporate Bonds & Notes	0	12,816	0	12,816
Sovereign Issues	0	42,448	0	42,448
Paraguay
Sovereign Issues	0	16,112	0	16,112
Peru
Corporate Bonds & Notes	0	52,763	0	52,763
Sovereign Issues	0	60,636	0	60,636
Philippines
Corporate Bonds & Notes	0	7,764	0	7,764
Sovereign Issues	0	12,897	0	12,897
Poland
Corporate Bonds & Notes	0	2,798	0	2,798
Sovereign Issues	0	30,759	0	30,759
Qatar
Corporate Bonds & Notes	0	45,457	0	45,457
Sovereign Issues	0	21,345	0	21,345
Romania
Sovereign Issues	0	68,132	0	68,132
Russia
Sovereign Issues	0	73	0	73
Rwanda
Sovereign Issues	0	1,150	0	1,150
Saudi Arabia
Corporate Bonds & Notes	0	23,567	0	23,567
Sovereign Issues	0	58,542	0	58,542
Senegal
Loan Participations and Assignments	0	0	2,209	2,209

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Sovereign Issues	0	15,405	0	15,405
Serbia
Corporate Bonds & Notes	0	4,891	0	4,891
Sovereign Issues	0	19,472	0	19,472
Singapore
Corporate Bonds & Notes	0	1,695	0	1,695
South Africa
Corporate Bonds & Notes	0	27,845	0	27,845
Loan Participations and Assignments	0	0	2,684	2,684
Sovereign Issues	0	65,101	0	65,101
Spain
Corporate Bonds & Notes	0	2,926	0	2,926
Sri Lanka
Sovereign Issues	0	24,143	0	24,143
Supranational
Corporate Bonds & Notes	0	12,622	0	12,622
Suriname
Sovereign Issues	0	6,028	0	6,028
Tanzania
Loan Participations and Assignments	0	0	2163	2,163
Thailand
Corporate Bonds & Notes	0	18,217	0	18,217
Trinidad and Tobago
Corporate Bonds & Notes	0	3,505	0	3,505
Tunisia
Sovereign Issues	0	1,179	0	1,179
Turkey
Corporate Bonds & Notes	0	6,716	0	6,716
Loan Participations and Assignments	0	0	17,680	17,680
Sovereign Issues	0	63,468	0	63,468
Ukraine
Sovereign Issues	0	41,750	0	41,750
United Arab Emirates
Corporate Bonds & Notes	0	76,314	0	76,314
Sovereign Issues	0	38,338	0	38,338
United Kingdom
Corporate Bonds & Notes	0	36,783	5,545	42,328
Non-Agency Mortgage-Backed Securities	0	4,306	0	4,306
United States
Asset-Backed Securities	0	9,595	0	9,595
Corporate Bonds & Notes	0	44,868	6,162	51,030
Loan Participations and Assignments	0	0	15,719	15,719
Non-Agency Mortgage-Backed Securities	0	33,442	2,540	35,982
U.S. Government Agencies	0	25,787	0	25,787
U.S. Treasury Obligations	0	79,781	0	79,781
Uruguay
Sovereign Issues	0	9,968	0	9,968
Uzbekistan
Corporate Bonds & Notes	0	6,822	0	6,822
Sovereign Issues	0	9,098	0	9,098
Venezuela
Corporate Bonds & Notes	0	33,817	0	33,817
Sovereign Issues	0	33,217	0	33,217
Vietnam
Sovereign Issues	0	958	0	958
Short-Term Instruments
Mutual Funds	10,417	0	0	10,417
Repurchase Agreements	0	111,728	0	111,728
Egypt Treasury Bills	0	741	0	741
Nigeria Treasury Bills	0	30,432	0	30,432
South Africa Treasury Bills	0	6,597	0	6,597
U.S. Treasury Bills	0	293	0	293

	$10,473	$3,341,945	$135,330	$3,487,748
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$119,014	$0	$0	$119,014

Total Investments	$129,487	$3,341,945	$135,330	$3,606,762

Short Sales, at Value - Liabilities
Romania
Sovereign Issues	0	(11,323)	0	(11,323)
United States
U.S. Treasury Obligations	0	(54,173)	0	(54,173)

	$0	$(65,496)	$0	$(65,496)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	192	1,889	0	2,081
Over the counter	0	21,366	660	22,026

	$192	$23,255	$660	$24,107
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(91)	(3,548)	0	(3,639)
Over the counter	0	(19,688)	0	(19,688)

	$(91)	$(23,236)	$0	$(23,327)

Total Financial Derivative Instruments	$101	$19	$660	$780

Totals	$129,588	$3,276,468	$135,990	$3,542,046

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (2)
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$1,900	$8,209	$0	$0	$0	$(6)	$0	$0	$10,103	$(6)
Cayman Islands
Corporate Bonds & Notes	6,399	0	0	0	0	(112)	0	0	6,287	(112)
Loan Participations and Assignments	4,965	0	0	0	0	229	0	0	5,194	229
El Salvador
Loan Participations and Assignments	0	7,400	0	0	0	0	0	0	7,400	0
Ireland
Loan Participations and Assignments	9,372	7,614	0	5	0	(246)	0	0	16,745	(322)
Ivory Coast
Loan Participations and Assignments	11,618	5,884	0	4	0	(321)	0	0	17,185	(412)
Kenya
Loan Participations and Assignments	2,230	0	(450)	1	2	24	0	0	1,807	24
Luxembourg
Common Stocks	4,964	0	0	0	0	(18)	0	0	4,946	(19)
Netherlands
Loan Participations and Assignments	5,868	0	0	11	0	13	0	0	5,892	13
Nigeria
Loan Participations and Assignments	0	5,042	0	0	0	27	0	0	5,069	27
Senegal
Loan Participations and Assignments	3,234	0	(730)	0	53	(348)	0	0	2,209	(563)
Serbia
Loan Participations and Assignments	5,100	0	(5,217)	1	(33)	149	0	0	0	0
South Africa
Loan Participations and Assignments	2,566	0	0	2	0	116	0	0	2,684	116
Tanzania
Loan Participations and Assignments	2,753	0	(554)	1	(2)	(35)	0	0	2,163	0
Turkey
Loan Participations and Assignments	17,757	0	0	(7)	0	(70)	0	0	17,680	(70)
United Kingdom
Corporate Bonds & Notes	5,464	0	0	0	0	81	0	0	5,545	80
United States
Corporate Bonds & Notes	6,166	0	0	0	0	(4)	0	0	6,162	(4)
Loan Participations and Assignments	28,331	0	(12,674)	14	(1)	49	0	0	15,719	51
Non-Agency Mortgage-Backed Securities	2,438	0	0	0	0	102	0	0	2,540	102

	$121,125	$34,149	$(19,625)	$32	$19	$(370)	$0	$0	$135,330	$(866)
Financial Derivative Instruments - Assets
Over the counter	$619	$0	$(8)	$0	$0	$49	$0	$0	$660	$57

Totals	$121,744	$34,149	$(19,633)	$32	$19	$(321)	$0	$0	$135,990	$(809)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2026 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$1,894	Discounted Cash Flow	Discount Rate	6.900	–
	8,209	Recent Transaction	Purchase Price	98.900	–
Cayman Islands
Corporate Bonds & Notes	6,287	Discounted Cash Flow	Discount Rate	6.340	–
Loan Participations and Assignments5,194		Discounted Cash Flow	Discount Rate	6.870	–
El Salvador
Loan Participations and Assignments	7,400	Recent Transaction	Purchase Price	–	–
Ireland
Loan Participations and Assignments	7,475	Proxy Pricing	Base Price	99.176	–
9,270		Discounted Cash Flow	Discount Rate	4.540	–
Ivory Coast
Loan Participations and Assignments	5,713	Recent Transaction	Purchase Price	–	–
11,472		Discounted Cash Flow	Discount Rate	6.500	–
Kenya
Loan Participations and Assignments	1,807	Discounted Cash Flow	Discount Rate	9.110	–
Luxembourg
Common Stocks	4,946	Indicative Market Quotation	Broker Quote	$22.917	–
Netherlands
Loan Participations and Assignments	5,892	Discounted Cash Flow	Discount Rate	8.670	–
Nigeria
Loan Participations and Assignments5,069		Other Valuation Techniques	–	–	–
Senegal
Loan Participations and Assignments2,209		Discounted Cash Flow	Discount Rate	82.870	–
South Africa
Loan Participations and Assignments	2,684	Discounted Cash Flow	Discount Rate	11.470	–
Tanzania
Loan Participations and Assignments	2,163	Third Party Vendor	Broker Quote	100.100	–
Turkey
Loan Participations and Assignments	9,005	Discounted Cash Flow	Discount Rate	5.250 -6.160	5.951
	8,675	Recent Transaction	Purchase Price	99.900	–
United Kingdom
Corporate Bonds & Notes
	5,545	Proxy Pricing	Base Price	100.000	–
United States
Corporate Bonds & Notes	6,162	Discounted Cash Flow	Discount Rate	6.360	–
Loan Participations and Assignments	12,239	Discounted Cash Flow	Discount Rate	5.770 - 9.820	7.329
	3,480	Indicative Market Quotation	Broker Quote	93.000	–
Non-Agency Mortgage-Backed Securities	2,540	Discounted Cash Flow	Discount Rate	6.590	–
Financial Derivative Instruments - Assets
Over the counter	660	Indicative Market Quotation	Broker Quote	0.053 - 5.109	–

Total	$135,990

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust